N-2	Dec. 19, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001687898
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Harrison Street Real Assets Fund LLC
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Maximum Sales Load (percentage of offering price)(1)	None
Dividend Reinvestment Fees	None
Maximum Early Withdrawal Charge	None
(1)	The Shares are not subject to a Sales Load.

Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (as a percentage of net assets attributable to Shares)(2)
Investment Management Fee(3)	1.15%
Other Expenses(4)	0.13%
Interest Payments on Borrowed Funds(5)	0.44%
Acquired Fund Fees and Expenses(6)	0.20%
Total Annual Fund Operating Expenses(7)	1.92%
Less Fee Waiver and/or Expense Reimbursement(8)	(0.05)%
Total Annual Fund Operating Expenses Less Fee Waiver and/or Expense Reimbursement(8)	1.87%

(2)
Total Annual Fund Operating Expenses represent the Fund’s expenses estimated based on the Fund’s net assets as of March 31, 2025. The Fund’s Total Annual Fund Operating Expenses do not include the indirect costs of the underlying Other Private Funds, as discussed further in footnote 6 below.

(3)
The Investment Management Fee is paid to the Adviser at an annual rate of 1.15% of NAV, which accrues daily on the basis of the Fund’s net assets. The Investment Management Fee will reduce the NAV of the Fund and is payable in arrears on a quarterly basis. See “Management of the Fund – Adviser and Investment Management Fee.” To the extent the Fund utilizes a Subsidiary or the Sub-REIT, the Adviser contractually agrees to (i) reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from a Subsidiary and (ii) to waive any management fees payable by the Sub-REIT. As such, for the collective net assets of the Fund and the Subsidiaries and the Sub-REIT, the total Investment Management Fee is calculated at a rate of 1.15%. Each of these waivers will continue for so long as the Investment Management Agreement is in effect and may be terminated only upon approval by the Directors of the Fund, including a majority of the Independent Directors. The Adviser will pay the Sub-Adviser from its Investment Management Fee. Pursuant to the sub-advisory agreement, Brookfield is paid a management fee by the Adviser that is assessed on a sliding scale from 0.60% down to 0.45% based on the average daily NAV of the Fund assets that Brookfield manages.

(4)
“Other Expenses” are estimated based on the Fund’s net assets as of March 31, 2025. Such estimated expenses of the Fund, including, among other things, fees and other expenses that the Fund will bear directly, the Fund’s ongoing offering costs, certain fees and expenses of the VCRRX Subsidiary, and fees and expenses of certain of the Fund’s service providers, will vary. “Other Expenses” excludes operating costs of the Sub-REIT which, as of March 31, 2025, were approximately 0.04% of the Fund’s net assets. The Fund’s annual expense ratio will increase if the Fund’s asset level decreases. Given the variability in the Fund’s Other Expenses, the Fund’s Total Annual Fund Operating Expenses may increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown. See “Management of the Fund – Other Expenses of the Fund.”

(5)
Assumes interest expense accrued at the estimated rate of 5.5% on the estimated average borrowed funds used to employ leverage for the current fiscal year. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates. The Fund’s interest expense, and therefore its borrowing costs, will increase in a rising interest rate environment.

(6)
Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while many others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7). AFFE includes certain of the fees and expenses, such as management fees (including performance fees, where applicable), audit, and legal expenses (“Operating Costs”), incurred indirectly by the Fund through its investments in 3(c)(1)/3(c)(7) Funds (based on information provided by the managers of such 3(c)(1)/3(c)(7) Funds), but excludes the Operating Costs incurred by the Fund through its investments in Other Private Funds. The contractual management fee rates associated with the 3(c)(1)/3(c)(7) Funds currently range from approximately 0.50% to 1.10% per annum of the average NAV of the Fund’s investment in each 3(c)(1)/3(c)(7) Fund. The typical performance fees paid to 3(c)(1)/3(c)(7) Funds’ managers or their affiliates currently range from 10% to 20% of any such 3(c)(1)/3(c)(7) Fund’s realized and, in certain cases, unrealized annual returns that are in excess of a minimum annual return ranging from 5% to 8% provided to the investors of such 3(c)(1)/3(c)(7) Funds before the manager might share in any returns. Because these fees are based on the performance of 3(c)(1)/3(c)(7) Funds, which may fluctuate over time, future AFFE may be substantially higher or lower. The calculation of AFFE is based on the Fund’s net assets of approximately $2.6 billion as of March 31, 2025 and assumes investments in 3(c)(1)/3(c)(7) Funds of approximately 10% of the Fund’s net assets, which is the Fund’s actual March 31, 2025 allocation. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2025, approximately 72% of the Fund’s net assets were invested in Other Private Funds. If the estimated Operating Costs of such Other Private Funds (which equal approximately 1.00% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 2.87%.
(7)
The Total Annual Fund Operating Expenses provides a summary of all the direct fees and expenses of the Fund, as well as the indirect Operating Costs of the 3(c)(1)/3(c)(7) Funds, but excluding the Operating Costs of the Other Private Funds. See footnote 6.

(8)
Pursuant to a Fee Waiver Agreement, the Adviser has contractually agreed reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees the Adviser receives from any investment companies advised by the Adviser in which the Fund invests.

		[2]
Management Fees [Percent]	1.15%	[3]
Interest Expenses on Borrowings [Percent]	0.44%	[4]
Acquired Fund Fees and Expenses [Percent]	0.20%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.13%	[6]
Total Annual Expenses [Percent]	1.92%	[7]
Waivers and Reimbursements of Fees [Percent]	(0.05%)	[8]
Net Expense over Assets [Percent]	1.87%	[8]
Expense Example [Table Text Block]
Example
The following example illustrates the hypothetical Annual Fund Operating Expenses that you would pay on a $1,000 investment in the Fund assuming a 5% return and that annual expenses attributable to Shares remain unchanged. The example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example does not present actual expenses and should not be considered a representation of future expenses. Actual Fund expenses may be greater or less than those shown.

1 Year	3 Years	5 Years	10 Years
$20	$60	$103	$221

The purpose of the tables above is to assist you in understanding the various costs and expenses you would bear directly or indirectly as a shareholder of the Fund. For a more complete description of the various costs and expenses of the Fund. See “Management of the Fund.”

Expense Example, Year 01	$ 20
Expense Example, Years 1 to 3	60
Expense Example, Years 1 to 5	103
Expense Example, Years 1 to 10	$ 221
Purpose of Fee Table , Note [Text Block]
The following table summarizes the expenses of the Fund and is intended to assist shareholders and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Each figure below relates to a percentage of the Fund’s daily NAV over the course of a year. The following table has been prepared under the assumption that the weighted average net assets over a fiscal year will be approximately $2.6 billion, which is the Fund’s net assets as of March 31, 2025.

Basis of Transaction Fees, Note [Text Block]	percentage of offering price
Other Expenses, Note [Text Block]	“Other Expenses” are estimated based on the Fund’s net assets as of March 31, 2025. Such estimated expenses of the Fund, including, among other things, fees and other expenses that the Fund will bear directly, the Fund’s ongoing offering costs, certain fees and expenses of the VCRRX Subsidiary, and fees and expenses of certain of the Fund’s service providers, will vary. “Other Expenses” excludes operating costs of the Sub-REIT which, as of March 31, 2025, were approximately 0.04% of the Fund’s net assets. The Fund’s annual expense ratio will increase if the Fund’s asset level decreases. Given the variability in the Fund’s Other Expenses, the Fund’s Total Annual Fund Operating Expenses may increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown. See “Management of the Fund – Other Expenses of the Fund.”
Management Fee not based on Net Assets, Note [Text Block]	The Investment Management Fee is paid to the Adviser at an annual rate of 1.15% of NAV, which accrues daily on the basis of the Fund’s net assets. The Investment Management Fee will reduce the NAV of the Fund and is payable in arrears on a quarterly basis. See “Management of the Fund – Adviser and Investment Management Fee.” To the extent the Fund utilizes a Subsidiary or the Sub-REIT, the Adviser contractually agrees to (i) reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from a Subsidiary and (ii) to waive any management fees payable by the Sub-REIT. As such, for the collective net assets of the Fund and the Subsidiaries and the Sub-REIT, the total Investment Management Fee is calculated at a rate of 1.15%. Each of these waivers will continue for so long as the Investment Management Agreement is in effect and may be terminated only upon approval by the Directors of the Fund, including a majority of the Independent Directors. The Adviser will pay the Sub-Adviser from its Investment Management Fee. Pursuant to the sub-advisory agreement, Brookfield is paid a management fee by the Adviser that is assessed on a sliding scale from 0.60% down to 0.45% based on the average daily NAV of the Fund assets that Brookfield manages.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while many others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7). AFFE includes certain of the fees and expenses, such as management fees (including performance fees, where applicable), audit, and legal expenses (“Operating Costs”), incurred indirectly by the Fund through its investments in 3(c)(1)/3(c)(7) Funds (based on information provided by the managers of such 3(c)(1)/3(c)(7) Funds), but excludes the Operating Costs incurred by the Fund through its investments in Other Private Funds. The contractual management fee rates associated with the 3(c)(1)/3(c)(7) Funds currently range from approximately 0.50% to 1.10% per annum of the average NAV of the Fund’s investment in each 3(c)(1)/3(c)(7) Fund. The typical performance fees paid to 3(c)(1)/3(c)(7) Funds’ managers or their affiliates currently range from 10% to 20% of any such 3(c)(1)/3(c)(7) Fund’s realized and, in certain cases, unrealized annual returns that are in excess of a minimum annual return ranging from 5% to 8% provided to the investors of such 3(c)(1)/3(c)(7) Funds before the manager might share in any returns. Because these fees are based on the performance of 3(c)(1)/3(c)(7) Funds, which may fluctuate over time, future AFFE may be substantially higher or lower. The calculation of AFFE is based on the Fund’s net assets of approximately $2.6 billion as of March 31, 2025 and assumes investments in 3(c)(1)/3(c)(7) Funds of approximately 10% of the Fund’s net assets, which is the Fund’s actual March 31, 2025 allocation. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2025, approximately 72% of the Fund’s net assets were invested in Other Private Funds. If the estimated Operating Costs of such Other Private Funds (which equal approximately 1.00% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 2.87%.

Acquired Fund Incentive Allocation, Note [Text Block]	The typical performance fees paid to 3(c)(1)/3(c)(7) Funds’ managers or their affiliates currently range from 10% to 20% of any such 3(c)(1)/3(c)(7) Fund’s realized and, in certain cases, unrealized annual returns that are in excess of a minimum annual return ranging from 5% to 8% provided to the investors of such 3(c)(1)/3(c)(7) Funds before the manager might share in any returns.
Acquired Fund Total Annual Expenses, Note [Text Block]	If the estimated Operating Costs of such Other Private Funds (which equal approximately 1.00% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 2.87%.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND INVESTMENT FEATURES
Investment Objective
The Fund’s investment objective is to achieve long-term Real Returns through current income and long-term capital appreciation with low correlation to the broader public equity and debt markets.
Under normal market conditions, the Fund seeks to achieve its investment objective by allocating at least 80% of its net assets, plus the amount of any borrowings for investment purposes, to U.S. and non-U.S., public and private investments in the following real asset classes: (i) infrastructure, (ii) timberland, and (iii) agriculture/farmland (together, “Real Asset Related Investments”). The Fund obtains exposure to Real Asset Related Investments through (i) investments in third party private funds that themselves invest in real assets; (ii) investments in one or more wholly-owned and controlled subsidiaries that engage in investment activities in securities or other assets and are treated as corporations or disregarded entities for tax purposes (“Subsidiaries”); (iii) a subsidiary that is a real estate investment trust that invests in real assets (the “Sub-REIT”); (iv) investments in publicly traded equity and debt securities associated with real assets, including infrastructure, timberland, and agriculture/farmland (“Real Asset Securities”); (v) investments in securities of other registered investment companies, including open-end, closed-end or unit investment trust investment companies, including ETFs, that invest in, or have exposure to, real assets; and (vi) direct investments in private debt investments associated with real assets, including real asset-related loans originated by bank or non-bank lenders. The principal investment strategies of the Fund reflect the aggregate operations of the Fund, its Subsidiaries, and the Sub-REIT.
Private Funds, Sub-REIT, Real Asset Securities, Other Registered Investment Companies, and Private Debt
Private Funds. The Fund may gain exposure to Real Asset Related Investments through investments in continuously offered Private Funds with typically quarterly or semi-annual repurchases and, to a limited extent, through investments in closed-end Private Funds. The Private Funds invest in the equity (common and preferred) and debt financings associated with the acquisition, development, and operations of real assets. The closed-end Private Funds include funds that have targeted capital raises, investment lock-up periods, and expected fund life terms. The Private Funds will operate in a variety of global markets. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be considered 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while many others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7) of the Investment Company Act. The Private Funds may invest in properties located outside of the United States, including in any non-U.S. country.
Sub-REIT. The Fund also invests in the Sub-REIT, which makes direct investments into infrastructure, timberland and agriculture/farmland assets. The Fund maintains voting control of the Sub-REIT. The Fund shall report its investment in the Sub-REIT in accordance with generally accepted accounting principles. The Fund’s investment in the Sub-REIT is valued utilizing the fair value principles outlined within the Fund’s Valuation Policy. See “Calculation of Net Asset Value.” For purposes of the Fund’s leverage and concentration policies under the Investment Company Act, the assets of the Sub-REIT are consolidated with the assets of the Fund in order to determine compliance with such policies. Any leverage incurred at the Sub-REIT level is aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, except with respect to the Fund’s policy with respect to the purchase and sale of real assets, the Fund aggregates its direct investments with the investments of the Sub-REIT. The Fund is the managing member of the Sub-REIT and the Sub-REIT’s board of directors consists of the same members as the Fund’s Board. The Sub-REIT also has the same officers as the Fund. The Sub-REIT does not have operational employees as its physical assets are generally operated by lessees. Additionally, the Sub-REIT engages external management companies for property-level oversight of their investments. The Sub-REIT makes direct investments into infrastructure, timberland and agriculture/farmland assets through wholly-owned subsidiaries. Such wholly-owned subsidiaries are special purpose vehicles established as single member limited liability companies for each investment. See also “Tax Risks – Sub-REIT” above.
Real Asset Securities. The Fund may invest directly in Real Asset Securities. These securities may include common stock, preferred shares, and debt investments (including secured debt and mezzanine financing), global inflation linked bonds, municipal bonds, and baskets of public securities tied to indices that capture the global opportunity set of listed companies engaged in production related to Real Asset Related Investments. The Fund’s direct and indirect investments in the securities of non-U.S. issuers (excluding the Private Funds), including the securities of issuers located in any one non-U.S. country, shall not exceed in the aggregate 50% of the Fund’s total assets. The Fund may invest up to 15% of its assets directly (without consideration to the portfolio investments held by Private Funds) in securities that are either rated, or which are unrated and are determined by the Adviser to be of comparable quality as those rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”). In the Adviser’s view, unrated securities are not necessarily indicative of a below investment grade asset, particularly where the security is backed by hard assets.
The Sub-Adviser to the Fund is engaged to invest a portion of the Fund’s assets in Real Asset Securities. In certain circumstances or market environments, the Fund may reduce its investment in Real Asset Securities and hold a larger position in ETFs or other registered investment companies or in short-term, high-quality debt securities, money market instruments, money market funds, and/or cash or cash equivalents. The Fund may also invest excess cash balances in these types of investments, as deemed appropriate by the Adviser. The Fund may use derivatives strategies for hedging exposure to foreign currencies and interest rates. The Fund will not sell securities short or write uncovered options.
Other Registered Investment Companies. The Fund may invest in securities of other registered investment companies, including open-end, closed-end, or unit investment trust investment companies, including ETFs, that invest in, or have exposure to, real assets, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the Investment Company Act and related rules and any exemptive relief from or interpretations of the SEC. In addition to third party registered investment companies, the Fund may invest in registered investment companies that are managed by the Adviser or otherwise affiliated with the Fund (“affiliated investment companies”). In particular, the Fund expects to invest a portion of its assets in an infrastructure-focused ETF managed by the Adviser. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the Fund itself, which may lead to duplication of expenses while the Fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same manner, or in response to the same factors, as the underlying instruments or index.
Private Debt. The Fund’s real asset debt strategy seeks to create and maintain a portfolio of investments that the Adviser believes will generate a stable income stream of attractive and consistent cash distributions. The Fund may invest, through primary or secondary markets, in infrastructure, timberland, and/or agriculture/farmland loans and other real asset-related securities, including real asset-related loans and other secured and unsecured real asset-related debt. The loans in which the Fund may invest include participating loans, bridge loans, and other real asset-related loans originated by bank or non-bank lenders, including asset management firms, insurance companies, and specialty finance companies, among others. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). The Adviser may evaluate debt opportunities originated by or arranged through private credit asset managers, origination platforms, private equity asset managers, financial intermediaries, and other parties (“arrangers”). The Adviser may increase or reduce the number of arrangers through which it sources opportunities based on the market environment or Fund growth trajectory. In addition, the Adviser may engage third parties in support of its efforts to review, diligence, monitor, and value private securities owned by the Fund.
Real Asset Related Investments
Infrastructure. Infrastructure assets provide essential facilities and services supporting economic productivity. Such assets may include, among others, regulated assets (such as electricity transmission and distribution facilities, gas distribution systems, water distribution and waste water collection and processing facilities), transportation assets (such as toll roads, airports, seaports and railway lines), communications assets (including broadcast and wireless towers, data centers, and satellite networks), supply chain infrastructure assets (such as cold storage facilities, truck terminals, and intermodal facilities), and social infrastructure (including schools, hospitals, prisons and courthouses). In identifying infrastructure investments for the Fund, the Adviser seeks assets that feature, among other characteristics: (i) stable and predictable income and cash flow with low return correlations to traditional asset classes such as public equities and fixed income; (ii) inelastic demand for their use as essential assets for a functioning society (i.e., assets that are essential enough that demand remains relatively constant regardless of changes in price); (iii) minimal operating risk; and (iv) monopolistic characteristics with high barriers to entry (i.e., issuers that are dominant providers of an asset with limited competition). The infrastructure investments typically will be made through the Sub-REIT, Private Funds, separate accounts, co-investments, and/or public companies that invest in and/or operate such assets.
Timberland. Timberland investments involve the acquisition and management of forest assets for the purpose of producing a financial return. The two main subclasses of investments relating to timberland are tree farms and managed natural forests. Timberland investments can provide revenue generation from multiple sources, including harvesting, leasing and usage fees. Additionally, they provide potential for appreciation on both the value of the underlying land purchased, as well as the value of the timber on that land. The timberland investments typically will be made through Private Funds (including private REITs), the Sub-REIT, separate accounts, co-investments, and/or public companies that invest in properties that are leased to timberland operators or operated by REIT managers.
Agriculture/Farmland. Agriculture/farmland investments may consist of direct investments in rural land, water rights attached to rural land, and crop and livestock assets that produce food, fiber, and energy. Agriculture/farmland investments focus on the productive capacity of the land base, and returns are often dependent on the biological growth of crops and livestock, as well as appreciation of land and related assets. Agriculture/farmland investments are typically classified into three general categories: (i) row crop investments, which include annual crops such as corn, soybeans, cotton, wheat and rice; (ii) permanent crop investments, which include perennial crops such as fruit and nut, which have both pre-productive and mature periods; and (iii) livestock investments, which include land leased to local operators for grazing or direct livestock ownership and operation. Sources of return typically include an income component from leasing fees, land prices and the price of the underlying commodities. The Fund’s investment strategy will focus on portfolio investments targeting returns from leasing fees and land values. Agriculture/farmland investments typically will be made through Private Funds (including private REITs), the Sub-REIT, separate accounts, co-investments and/or public companies that invest in properties that are leased to farmers and used to grow crops or manage livestock.
The Fund’s ability to gain exposure to each of the real asset classes, the means by which it gains such exposure, and its ability to pursue its investment strategies as intended may be limited by availability, its intention to qualify and be treated as a RIC for U.S. federal income tax purposes, or other limiting factors.
The Adviser primarily executes these strategies through the selection and monitoring of, and the allocation of assets of the Fund to, Private Funds, the Sub-REIT, and the Sub-Advisers. Through asset allocation, the Adviser will seek to diversify the overall investment portfolio by:
•	Asset Class: infrastructure, timberland and agriculture/farmland;
•	Geography: asset holdings across primarily across North America, South America, Europe, Asia, Australia and other geographic regions;
•	Strategy: differing asset and securities acquisition, underwriting and management strategies, policies and procedures; and
•	Capital Structure: investments that include debt and equity securities, including preferred stock.
The Private Funds will not be registered as investment companies under the Investment Company Act. See “Risk Factors – Private Funds Risk.” The Adviser seeks to construct a portfolio consisting of a wide variety of Private Funds, the Sub-REIT, and Sub-Advisers that has a low correlation to publicly-traded equities markets and demonstrates a balance of strategies, markets, risks and types of real asset investments. The Adviser seeks to use a variety of Managers that invest and manage Real Asset Related Investments in diverse markets, utilize different investment strategies, construct varying types of portfolios, and layer capital in a manner that is consistent with the risks embedded in their respective investment strategies.
The Fund has been designed to afford the Adviser flexibility to deploy assets into investment strategies it deems appropriate under prevailing economic and market conditions. Accordingly, at any given time, the Fund may not invest in all of the enumerated real asset investment strategies described in this Prospectus, and the Fund’s investment allocation is not fixed and will likely not be equally weighted. The Adviser may add different investment strategies at its discretion within the differing real asset sectors, consistent with the Fund’s investment objective.
Additional information about the types of investments that are expected to be made by the Fund is provided below and in the SAI. The Fund’s investment objective is a fundamental policy and may not be changed without the approval of the Fund’s shareholders. Except as otherwise indicated, the Fund’s investment policies and restrictions are not fundamental and may be changed without a vote of the shareholders. See “Additional Investment Policies – Fundamental Policies” in the SAI.
No assurance can be given that the Fund will achieve its investment objective.
Additional Information About Fund Investments
REITs and REIT-Like Entities. Many of the public and private timberland and agriculture/farmland investments will take the form of real estate companies that operate as REITs and similar REIT-like entities. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). As a result, REITs tend to pay relatively higher dividends than other types of companies. Dividends paid by REITs will not be eligible for the dividends-received deduction and are generally not considered “qualified dividend income” eligible for reduced rates of taxation for U.S. federal income tax purposes. REITs can generally be classified as equity REITs or mortgage REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments.
The Sub-REIT. The Fund gains exposure to infrastructure, timberland and agriculture/farmland investment opportunities, in whole or in part, through investments in the Sub-REIT. The Adviser has discretion over all investments of the Sub-REIT. As a REIT, any dividend income the Fund receives from the Sub-REIT is qualifying income to the Fund for purposes of the 90% gross income requirement for RIC qualification.
Pooled Investment Vehicles. The Fund also invests a portion of its assets in pooled investment vehicles that are not registered investment companies. As a stockholder in a pooled vehicle, the Fund will bear its ratable share of that vehicle’s expenses, and would remain subject to payment of the vehicle’s advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other pooled investment vehicles. In addition, the securities of other pooled vehicles may be leveraged and will therefore be subject to leverage risks (in addition to other risks of the pooled vehicle’s strategy).
Non-U.S. Companies and Emerging Market Companies. For purposes of the Fund’s investment strategies, a non-U.S. company is one that is: (i) organized or located outside of the U.S.; (ii) the company’s securities are traded principally outside of the U.S.; or (iii) does a substantial amount of its business outside of the U.S. The Fund’s global real asset equities strategy seeks to benefit from national and regional economic growth around the world by investing in REITs and other publicly-traded real asset securities. These investments include equity securities issued by U.S. and non-U.S. real asset companies, including REITs and other Real Asset Related Investments. The Fund may invest in non-U.S. companies, including emerging market companies, through securities including, but not limited to American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designed for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets. The Fund may invest in foreign issuers in both developed and emerging markets.
The Fund intends to select Sub-Advisers that manage portfolios of Real Asset Securities that include companies with strong market positions and employ a risk-managed investment approach that focuses on companies the Sub-Advisers believe have potential for growth and/or strong income characteristics. These may include securities in emerging markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.
Equity Securities. For purposes of the Fund’s investment strategies, the equity securities in which the Fund may invest typically will consist of (i) common stocks; (ii) rights or warrants to purchase common stocks; (iii) securities convertible into common stock; and (iv) preferred stocks.
Debt Securities. The Fund’s real asset debt strategy seeks to create and maintain, directly and indirectly through Private Funds and direct investments, a portfolio of investments that the Adviser believes will generate a stable income stream of attractive and consistent cash distributions. The Fund may invest, through primary or secondary markets, in infrastructure, timberland, and/or agriculture/farmland loans and other real asset-related securities, including participating loans, bridge loans, and other unsecured real-asset debt. The Fund seeks to invest in varying investment strategies that include:
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Senior Secured Debt. Senior secured debt includes whole loan participations structured with a senior secured interest in infrastructure assets and/or cash flows from the operations of the infrastructure assets, including in many instances contract-backed revenues. These loans will vary in maturity, but typically have longer durations than subordinated debt and will have a combination of fixed-rate and floating-rate interest payments.

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Subordinated Debt. Subordinated debt investments are secured by secondary claims against the infrastructure asset and its cash flow. These claims are subordinated to those of the senior debt, which has priority in cashflow and collateral. In certain instances, subordination may be in the form of a senior secured interest in the equity of the infrastructure operating company. This, indirectly through the ownership structure of the operating assets, subordinates any claims to the senior secured financing at the asset level. Subordinated debt will typically have relatively short maturities and floating interest rates.

Foreign Currencies and Related Transactions. The Fund may invest directly in, and may invest in Private Funds that invest in, Real Asset Related Investments and Real Asset Securities located in the United States, as well as Asia, Europe, Australia and other foreign geographic regions. As a result, the income received by such underlying foreign investments of the Fund is likely to be denominated in currencies other than U.S. dollars. The Fund may (but is not required to) attempt to hedge some or all of its exposure to foreign currencies through the use of forward foreign currency exchange contracts.
A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Foreign currency transactions, like currency exchange rates, can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. Such events may prevent or restrict the Fund’s ability to enter into foreign currency transactions, force the Fund to exit a foreign currency transaction at a disadvantageous time or price or result in penalties for the Fund, any of which may result in a loss to the Fund. Contracts to sell foreign currency would limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time when they would be beneficial.
Investments in Subsidiaries
The Fund may make portfolio investments directly or indirectly through one or more Subsidiaries. References herein to the Fund include references to a Subsidiary in respect of the Fund’s investment exposure. The Fund will comply with certain provisions of the Investment Company Act applicable to the Fund on an aggregate basis with the Subsidiaries, including provisions relating to investment policies (Section 8), affiliated transactions and custody (Section 17), and capital structure and leverage (Section 18). To the extent that any Subsidiary directly incurs leverage in the form of debt, such leverage will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. The VCRRX Subsidiary has the same investment objective and strategies as the Fund and, like the Fund, is managed by the Adviser. The Fund may invest in the VCRRX Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner.
Selection of Private Funds
The Adviser follows certain general guidelines when reviewing and selecting Private Funds. The Adviser takes into consideration the following criteria, as applicable, when selecting the approved Managers (for purposes of this section, Managers refers to managers of Private Funds): assets under management; length of time in the business; stability and depth of corporate management; stability and depth of investment management team; investment strategies, target returns and leverage limitations; investment process and research capacity; existing portfolio composition and valuation; structure of any Private Funds and tax considerations; historical performance and reputation; fees and expenses; conflicts policies; reporting and valuation policies/process; and investor rights and controls.
Although the Adviser will attempt to apply the guidelines consistently, the guidelines involve the application of subjective and qualitative criteria and, the selection of Private Funds is a fundamentally subjective process. The use of the selection guidelines may be modified or eliminated at the discretion of the Adviser. In addition, some Private Funds may be newly organized and have no, or only limited, operating histories. However, the Adviser typically will select Managers whose principals have substantial experience investing assets in Real Asset Related Investments. There can be no assurance that the Adviser will be able to access Managers that can enable the Fund to meet its investment objective.
Other than regulatory limitations applicable to a RIC, the Adviser is not bound by any fixed criteria in allocating assets to Private Funds. Private Funds have some flexibility to make investments in accordance with the market environment and employ leverage, as permitted within the operative documents for their investment vehicle and limitations set forth in the Code for operation of a REIT or corporate entity. See “Risk Factors – Focused Investment Risk” and “– Leverage Risk.” While the approved Private Funds have been reviewed and approved by the Adviser, there is no guarantee that any one Private Fund will receive an allocation of the Fund’s assets for investment. When a Private Fund is selected, the allocation of assets may vary substantially for each. Additionally, there can be no assurance that a Private Fund or sub-adviser will have the capacity to accept additional assets for management and there may be a delay in the acceptance of such an investment that may change the Fund’s ability to utilize such approved Private Fund.
The current investment guidelines developed by the Adviser include a review of the Private Funds. In conducting this review, the Adviser will rely on its analysis and due diligence process for the selection of the appropriate Private Funds. The Adviser may engage research and consulting services to assist in the aggregation and review of due diligence materials for each of the Private Funds that it considers. In addition, the Adviser seeks to conduct a multi-step process to review and evaluate each potential Private Fund that includes: meetings, questionnaires, interviews, and reference calls. The goal of the due diligence process is to evaluate: (i) the background of the Manager’s firm and its respective team; (ii) the infrastructure of the Manager’s research, evaluation and investment procedures; (iii) the Manager’s strategies and method of execution; (iv) the Manager’s risk control and portfolio management processes; and (v) the differentiating factors that the Adviser believe give a Private Fund an advantage over other potential investment funds and Managers.
Once a Private Fund is selected, the Fund and the Adviser continue to review the investment process and performance of the Private Fund. The Adviser engages in the necessary due diligence to ensure that the Fund’s assets are invested in Private Funds that provide reports that will enable them to monitor the Fund’s investments as to their overall performance, sources of income, asset valuations and liabilities. The Adviser, subject to the repurchase policies of the Private Funds, may reallocate the Fund’s assets among the Private Funds, redeem its investment in Private Funds, and/or select additional Private Funds.
Borrowing/Leverage
The Fund may borrow money to satisfy repurchase requests from Fund shareholders, to make additional investments or otherwise seek to enhance returns, to provide the Fund with temporary liquidity, to balance cash inflows and outflows, or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of portfolio securities held by the Fund. The Fund has regularly, and may in the future, borrow money to repurchase its Shares and balance cash inflows and outflows. The Fund may be drawn on its line of credit for substantial periods of time, increasing its credit and interest rate risk.
In pursuing its investment objective, the Fund (directly or indirectly, including through one or more Subsidiaries or the Sub-REIT) may add leverage to its portfolio through borrowings, such as through bank loans secured by the portfolio securities of the Fund or commercial paper and/or other credit facilities, or by utilizing reverse repurchase agreements and similar financing transactions, dollar rolls, and/or credit default swaps. The Fund may utilize borrowings and other forms of leverage opportunistically and may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors. Leveraging is a speculative technique and the use of leverage involves increased costs and risk, including increased variability of the Fund’s net income, distributions and net asset value in relation to market changes. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. The Fund intends to limit its borrowing and the overall leverage of its portfolio to an amount that does not exceed 33-1/3% of the Fund’s gross asset value. Any leverage incurred at the Sub-REIT level is aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. Any leverage at the Fund, the Sub-REIT, and Subsidiary levels will be in addition to financial leverage that a Private Fund may use as part of its capital structure. The Fund may lose money through the use of leverage. See “Risk Factors – Leverage Risk.”

Risk Factors [Table Text Block]
RISK FACTORS
An investment in the Fund is subject to a high degree of risk. Risks of investing in the Fund, or in an investment vehicle managed by Managers utilized by the Fund, include, but are not limited to, those outlined below. For purposes of this section, references to “the Adviser” should be read to include the Sub-Advisers and the Managers and references to “the Fund” should be read to include the Private Funds, the Subsidiaries, and the Sub-REIT, in each case as applicable. The principal risks of the Fund reflect the aggregate operations of the Fund, its Subsidiaries, and the Sub-REIT. You should consider carefully the risks before investing in the Shares. You may also wish to consult with your legal and tax advisors before deciding whether to invest in the Fund.
Infrastructure-Related Companies Risk
General. An investment in the Fund is subject to certain risks associated with the related ownership, use, and operation of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; disruptive weather and environmental effects; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; insurance costs and industry competition; technological developments and disruptions; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund. In many cases, the rates, or the fees charged to end users, that are charged by infrastructure assets are determined by regulators, concession agreements with governments (i.e., agreements between a government and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), and long-term contracts. Owners of such assets in many cases have the ability to increase such rates or fees in connection with inflation, economic growth, or otherwise. Many of these factors could cause the value of infrastructure investments to decline and negatively affect the Fund’s returns. Specifically, such risks include, but are not limited to the following:
Regulatory Risks. Government authorities at all levels are actively involved in the promulgation and enforcement of regulations relating to matters affecting the ownership, use and operation of infrastructure assets. The institution and enforcement of such regulations could have the effect of increasing the expenses, and lowering the income or rate of return, as well as adversely affecting the value of the Fund.
Many of the infrastructure investments may be subject to varying degrees of statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Such investments may require numerous regulatory approvals, licenses and permits to commence and continue their operations. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for a project entity, issuer, or Private Fund, loss of such rights to operate the affected business, or both, which in each case could have a material adverse effect on the investments. Where an issuer’s or Private Fund’s ability to operate a business is subject to a concession or lease from the government, the concession or lease may restrict its ability to operate the business in a way that maximizes cash flows and profitability. The impact of these requirements on an issuer or Private Fund, and therefore on the Fund, may be complicated by the fact that Private Funds may operate in multiple jurisdictions.
Adoption of new laws or regulations, or changes in interpretations of existing ones, or any of the other regulatory risks mentioned above could have a material adverse effect on an investment and on the Fund’s ability to meet its investment objective.
Operating and Technical Risks. Infrastructure investments may be subject to operating and technical risks, including risk of mechanical breakdown, failure to perform according to design specifications, labor and other work interruptions, and other unanticipated events that adversely affect operations. There can be no assurance that any or all such risk can be mitigated. An operating failure may lead to loss of a license, concession or contract on which an investment may depend.
The long-term profitability of an infrastructure project, once constructed, is partly dependent upon efficient operation and maintenance of the assets. Inefficient operations and maintenance and, in certain infrastructure sectors, latent defects in acquired infrastructure assets may adversely affect the financial returns of the Fund.
Government Contract Risk. To the extent that the Fund gains exposure to infrastructure assets that are governed by concession agreements with governmental authorities (i.e., agreements between a government, whether at the national, state, local, district or other level, and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), there is a risk that these authorities may not be able to or may choose not to honor their obligations under such agreement, especially over the long term.
Government leases or concessions may also contain clauses more favorable to the government counterparty than would a typical commercial contract. For instance, a lease or concession may enable the government to terminate the lease or concession in certain circumstances without requiring it to pay adequate compensation. In addition, government counterparties also may have the discretion to change or increase regulation of an issuer’s or Private Fund’s operations, or implement laws or regulations affecting such issuer’s or fund’s operations, separate from any contractual rights they may have. Governments have considerable discretion in implementing regulations that could impact infrastructure assets, and because infrastructure businesses provide, in many cases, basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect the infrastructure investments.
Capital Expenditures. There is a risk that unforeseen factors may require capital expenditures in excess of forecasts and a risk that new or additional regulatory requirements, safety requirements or issues related to asset quality and integrity may result in the need for additional capital expenditure for refurbishment, reinforcement or replacement of infrastructure assets.
Demand and User Risk. The revenue generated by infrastructure and infrastructure-related assets may be impacted by the demand of users or the number of users for the products or services provided by such assets (for example, traffic volume on a toll road). Any reduction in demand and/or the number of users may negatively impact the profitability of the infrastructure investment. Demand for infrastructure assets may be subject to seasonal variations leading to increased or reduced revenues and profitability at various times during the year, which could affect the short-term returns to the Fund.
Lack of Liquidity of Infrastructure Assets. Although infrastructure investments may generate some current income, they are expected to be generally illiquid. In addition, public sentiment and political pressures may affect the ability of the Fund to sell one or more of its infrastructure investments. As a result, it may be difficult from time to time for such fund to realize, sell or dispose of an infrastructure investment at an attractive price or at the appropriate time or in response to changing market conditions, or the Fund may otherwise be unable to complete a favorable exit strategy. Losses on unsuccessful investments may be realized before gains on successful investments are realized. Although some infrastructure investments may generate operating income, the full return of capital and the realization of gains, if any, will generally occur only upon the partial or complete disposal of such an investment. Additionally, income from some infrastructure investments will not be realized until a number of years after they are made.
The Fund may hold, or have exposure to, securities or other instruments issued in conjunction with the financing of and infrastructure investment. Such securities and instruments are generally not publicly traded. In the United States, such securities and instruments are generally unregistered for securities law purposes and can generally be resold only in privately negotiated transactions or in a public offering registered under the Securities Act. Outside the United States, similar restrictions may apply. Considerable delay in resale could be encountered in either case and, unless otherwise contractually provided for, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of unlisted securities or instruments, and at times might make disposition of such securities and instruments impossible.
Litigation Risk. Infrastructure assets are often governed by a complex series of legal documents and contracts. As a result, the risks of a dispute over interpretation or enforceability of the documentation and consequent costs and delays may be higher than for other investments. In addition, a Private Fund may be subject to claims by third parties (either public or private), including environmental claims, legal action arising out of acquisitions or dispositions, workers’ compensation claims and third party losses related to disruption of the provision of infrastructure services by an infrastructure provider. Further, it is not uncommon for infrastructure assets to be exposed to legal action from special interest groups seeking to impede particular infrastructure projects to which they are opposed. If any of the infrastructure investments become involved in material or protracted litigation, the litigation expenses and the liability threatened or imposed could have a material adverse effect on the Fund.
Project Finance. Some infrastructure investments may be structured on a project finance basis. A project finance structure entails the assumption of “project risk” by equity investors, usually without recourse to a project sponsor. Such risk can include many, if not all of the risks discussed in this “Risk Factors” section. An issuer or Private Fund may also invest in some projects and facilities at an early stage of development. These projects involve additional uncertainties, including the possibility that the projects may not be completed, operating licenses may not be obtained, and permanent financing may be unavailable.
Follow-On Investments. An infrastructure investor may be called upon to provide additional funding for an infrastructure investment or have the opportunity to increase such an investment. There can be no assurance that an issuer or Private Fund in which the Fund invests will wish to make follow-on investments or that it will have sufficient funds to do so. Similarly, co-investors may decline to fund their pro rata share of any such follow-on investments. Any decision by an issuer or Private Fund or a co-investor not to make a follow-on investment or their inability to make them may have a substantial negative impact on such an infrastructure investment in need of further investment or may diminish the issuer or Private Fund’s ability to influence the investments future development.
Timberland-Related Companies Risk
An investment in the Fund is subject to certain risks associated with the ownership of timberland and timberland-related assets in general, including those described below.
Volatility Risk. Private Funds and other investors that invest in timberland and timber-related assets will have operating revenues that are dependent on prevailing market prices for wood products, which can fluctuate over time. Prevailing wood product prices are affected by changes in supply and demand, especially within a particular geographic area. Decreases in demand, increases in supply, or both, may reduce timber prices, which in turn may reduce an issuer’s or Private Fund’s revenues and adversely affect an issuer’s or Private Fund’s ability to make distributions, which may negatively affect the Fund’s returns.
The industries that use these various wood products drive the demand for them. Each market prices the product independently from the other markets. It is possible that all markets could deteriorate simultaneously, and negatively affect the ability of an issuer or Private Fund to make distributions, which in turn may negatively affect the Fund’s returns.
The demand for most pine sawtimber depends on the level of construction, repair and remodeling activity occurring in the general economy. Interest rates and other local, national and international economic conditions affect the level of construction, repair and remodeling activity. A slowdown in construction and/or remodeling is likely to reduce demand for an issuer’s or Private Fund’s timber, which may reduce an issuer’s or Private Fund’s revenues, and, in turn, negatively affect the Fund. Wood substitutes and lower quality wood products may increasingly compete with higher quality sawtimber, which could also reduce demand for timber.
Demand for pulpwood is affected by the general level of economic activity. Pulpmill output is primarily sold to large retail sellers of paper products. In the event of a decline in paper usage, these retailers may reduce their demand on pulpmills, and the market for an issuer’s or Private Fund’s pulpwood could be adversely affected. Additionally, if paper recycling were to become more widely practiced, reduced demand for new paper made from an issuer’s or Private Fund’s pulpwood could result.
The number of timber sellers and the volume of timber available for sale determine the supply of timber. Historically, increases in timber prices have caused owners of timberlands to increase their timber cutting. An increase in supply may partly offset price increases.
Trade Policy Risk. Changes in foreign or United States trade policies, including but not limited to tariffs or trading agreements with other countries affecting the cost of imported lumber, could negatively affect the market for an issuer’s or Private Fund’s timber. An influx of Canadian lumber subsidized by the Canadian government could negatively affect the ability of an issuer or Private Fund to sell its timber and negatively affect the ability of an issuer or Private Fund to make distributions. Long-term oversupply sourced from any foreign timber suppliers could negatively affect the value of the timberland investments of an issuer or Private Fund upon their disposition.
Demand Risk. Demand for saw logs and pulpwood is affected by various factors in the world economy, such as regional growth rates, construction activity, changes in currency exchange rates and capital spending. Adverse conditions in the larger economy may result in lower investment in any or all of the markets in which an issuer or Private Fund intends to sell its timber.
Competition Risk. The extent of use of alternative building materials, such as steel and plastics, by the industries that use various wood products may affect the supply and demand for wood products. Decreases in demand may reduce timber prices, which in turn may reduce an issuer’s or Private Fund’s revenues and affect its ability to make distributions, which may negatively impact the Fund’s returns.
Regulatory Risk. Timberland operations are subject to numerous federal, state and local laws and regulations, including those relating to the environment, endangered species, forestry activities, and health and safety. The laws and regulations intended to protect threatened and endangered species, and other environmental laws and regulations, are stringent and could become more so in the future. A number of species indigenous to timberlands, such as the red cockaded woodpecker and the bald eagle, have been and in the future may be protected under the federal Endangered Species Act and similar state laws. The presence of protected species on or near an investment property may restrict timber harvesting, road building and other activities. The asset manager of an issuer or Private Fund will have operations that are also subject to specialized statutes and regulations governing forestry operations, and to other environmental laws, some of which may in the future restrict harvesting, road building and other activities. There can be no assurance that current and future laws and regulations will not cause such asset manager and the issuer or Private Fund to incur significant costs, damages, penalties and liabilities, or that they will not affect materially and adversely harvesting operations on such investment properties.
Adoption of new laws or regulations, or changes in interpretations of existing ones, or any of the other regulatory risks mentioned above could have a material adverse effect on an investment and on the Fund’s ability to meet its investment objective.
Lack of Liquidity of Real Estate. Because real estate investments are relatively illiquid, an issuer or Private Fund’s ability to promptly sell one or more timberland properties in its portfolio in response to changing economic, financial and investment conditions is limited. The real estate market is affected by many factors that are beyond the Fund’s control, including:
•	changes in international, national, regional and local economic and market conditions;
•	changes in interest rates and in the availability, cost and terms of debt financing;
•	changes in governmental laws and regulations, fiscal policies and zoning ordinances, and the related costs of compliance with laws and regulations, fiscal policies and ordinances;
•	forestry costs associated with maintaining and managing timberland properties;
•	changes in operating expenses; and
•	fires, hurricanes, earthquakes, floods and other natural disasters as well as civil unrest, acts of war and terrorism, each of which may result in uninsured losses.
As part of the business plan and as necessary, an issuer or Private Fund intends to sell portions of its timberland during opportunistic times. An issuer or Private Fund plans to sell timberland to third parties who intend to put it to a higher and better use and therefore may be willing to pay higher prices than would be expected if they remained timber-producing properties. In acquiring the investment properties, however, and in entering into long-term supply agreements, an issuer or Private Fund may agree to lock-out provisions that materially restrict such issuer or Private Fund from selling a specific investment for a period of time or impose other restrictions, such as limitations on the amount of debt that can be placed or repaid on that investment. These factors and any others that would impede an issuer’s or Private Fund’s ability to respond to market opportunities could result in lower distributions than would be available if the issuer or Private Fund and were able to quickly respond to such market opportunities, which may adversely affect the financial returns of the Fund.
Natural Disasters. Natural causes such as fire, insect infestation, bad weather, global climate shifts and other causes beyond the control of the asset manager of an issuer or Private Fund and such issuer or Private Fund may have an impact on the timing of harvests, or reduce the volume and value of timber harvested from the issuer’s or Private Fund’s timberlands. This in turn may adversely affect the issuer’s or Private Fund’s operations and financial condition.
For example, infestation by the southern pine beetle could necessitate the early harvesting of affected trees. Extreme drought conditions could reduce the survival rate of trees planted within a year of the drought conditions. Ice storms and hurricanes could necessitate the early or unplanned harvesting of affected trees. Prolonged periods of adverse weather could negatively affect the quality of the timber produced, negatively affecting the value of both the harvest and the residual value of an issuer’s or Private Fund’s timberland. It is consistent with normal industry practices for an issuer or Private Fund not to maintain insurance for any loss to its timber from natural disasters or other similar causes, but an asset manager of an issuer or Private Fund may periodically review the costs and benefits of insurance products for portfolio timberlands.
Agriculture/Farmland-Related Companies Risk
General. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of an issuer, a Private Fund, or the Sub-REIT. Many of these risks could cause the value of agriculture/farmland investments to decline and negatively affect the Fund’s returns.
Capital Expenditures. An issuer, a Private Fund, or the Sub-REIT expects to provide good faith projections of the capital needs of its agriculture/farmland investments, however, there can be no assurance that the capital needs of any investments from time to time will not exceed such estimates or that a property will generate sufficient cash flow to cover its capital needs.
Lack of Liquidity for Agriculture/Farmland Investments. Generally, real estate assets such as the agriculture/ farmland investments expected to be made by an issuer, a Private Fund, and the Sub-REIT are illiquid in nature. The ability of an issuer, a Private Fund, or the Sub-REIT to vary its investments in response to changes in economic and other conditions will be limited. There is risk that an issuer, a Private Fund, or the Sub-REIT will be unable to realize its investment objectives through sale or disposition of a property at an attractive price or within any given period of time or will otherwise be unable to complete any exit strategy. In particular, these risks could arise from absence of an established market for a property, changes in the financial condition or prospects of prospective purchasers, changes in national or international economic conditions, and changes in laws, regulations or fiscal policies of jurisdictions in which the property is located. Furthermore, in some cases, an issuer, a Private Fund, or the Sub-REIT may have certain contractual obligations to tenants or joint venture partners in connection with a sale or disposition that may limit or prohibit the ability to complete an exit strategy in a timely fashion. Any of the foregoing factors could limit the ability of an issuer, a Private Fund, or the Sub-REIT to vary its investments rapidly in response to changes in economic and other conditions, which may negatively impact the Fund’s returns.
Environmental Risks. Under various federal, state and local laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances or petroleum products on, under or in such property. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances. In addition, the presence of, or the failure to remediate properly, such substances may adversely affect the owner’s ability to borrow using such real property as collateral or to sell such property. In connection with the ownership (direct or indirect), management and development of agriculture/farmland property, an issuer, a Private Fund, or the Sub-REIT could be considered an owner or operator of the property and may be liable for removal or remediation costs, as well as certain other potential costs relating to such hazardous or toxic substances or petroleum products.
In particular, investors should be aware that commercial agriculture operators typically utilize fertilizers, pesticides, herbicides and other chemicals, and that an issuer, a Private Fund, or the Sub-REIT will invest in properties where such materials have been used and lease such properties to operators who will use such materials.
Although such an issuer’s, a Private Fund’s, or the Sub-REIT’s properties are subject to environmental assessments, no assurances can be given that the environmental assessments reveal all environmental liabilities, or that a Private Fund or the Sub-REIT has established adequate reserves for such liabilities, or that no prior owners created any environmental condition not disclosed in the environmental assessment for such property.
Uninsured Losses. Issuers, Private Funds, and the Sub-REIT will seek to maintain insurance coverage against liability to third parties for injury and property damage relating the agriculture/farmland investments held by such issuer, Private Fund, or Sub-REIT to in amounts commercially reasonable. However, the actual premiums and deductibles payable by an issuer, a Private Fund, or the Sub-REIT may be substantially different from the premiums and deductibles such issuer, Private Fund, or Sub-REIT may have projected for premiums and deductibles. Insurance against certain risks, such as earthquakes, floods, windstorms, biological agents or damage by terrorism, may be commercially unavailable, available in amounts that are less than the full market value or replacement cost of investment properties, subject to a large deductible or not economically insurable. In addition, there can be no assurance that the particular risks that are currently insurable will continue to be insurable on an economic basis. There is no guarantee that any insurer will pay the full amount of any claim, that the insurer will not dispute or refuse to pay on any claim of loss or that the insurer will be solvent or financially able to pay any claim, especially in the case of a catastrophic loss in one geographical area. Additionally, all of the properties owned by an issuer, a Private Fund, or the Sub-REIT may be at risk in the event of an uninsured liability to third parties.
Litigation Risk. The acquisition, ownership and disposition of agriculture/farmland carry certain specific litigation risks. Litigation may be commenced with respect to a property acquired by an issuer, a Private Fund, or the Sub-REIT in relation to activities that took place prior to such issuer’s, Private Fund’s, or Sub-REIT’s acquisition of such property, or in relation to the prior owner of the property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of an issuer, a Private Fund’s, or the Sub-REIT’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue an issuer, a Private Fund, or the Sub-REIT under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.
Liquidity Risk
The Fund will invest a substantial portion of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.
Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at attractive prices or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
Additionally, the Fund’s repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund’s ability to make withdrawals from Private Funds which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Private Funds permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Private Funds may impose limits (known as “gates”) on the aggregate amount that a shareholder or all shareholders in the Private Fund may withdraw on any single withdrawal date, and (iii) the Private Funds’ portfolios may include investments that are difficult to value and that may only be able to be disposed of at substantial discounts or losses.
In addition, the Fund’s interests in the Private Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Fund pursuant to limited withdrawal rights. Some Private Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Fund managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Overall, the types of restrictions on investments by the Private Funds affect the Fund’s ability to invest in, hold, vote the shares of, or sell the Private Funds. Furthermore, the Fund, upon its withdrawal of all or a portion of its interest in a Private Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. In addition, each of the Sub-REIT and the VCRRX Subsidiary invests in illiquid assets, and may be unable to sell its assets, or be forced to sell them at reduced prices. The Sub-REIT and the Subsidiaries may be unable to sell their assets, or be forced to sell them at reduced prices. The Fund also may invest directly in other private securities that it may not be able to sell at the Fund’s current carrying value for the securities. The illiquidity of these securities may adversely affect the Fund.
Interval Fund Risk
The Fund is a closed-end investment company that provides limited liquidity through quarterly repurchase offers under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the LLC Agreement and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their Shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase Shares on a quarterly basis, there is no guarantee that shareholders will be able to sell Shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.
In general, limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for not less than 5% nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be, and in the past have been, oversubscribed. In the event of oversubscription, the Fund may repurchase, and in the past has repurchased, shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Directors, as permitted by the Investment Company Act and other laws. See “Quarterly Repurchases of Shares.”
Valuation Risk
The value of the Fund’s investments will be difficult to ascertain, and the valuations provided in respect of the Private Funds, the Subsidiaries, the Sub-REIT, private debt investments, and other private securities will likely vary from the amounts the Fund would receive upon withdrawal, realization or other disposition of these investments. While the value of the Fund’s publicly-traded securities is more readily ascertainable, the Fund’s ownership interest in Private Funds, the Subsidiaries, the Sub-REIT, private debt investments and other private securities that are not publicly traded will depend on appraisers, pricing agents and other service providers, arrangers, Managers, and property managers to the Sub-REIT to provide a valuation, or assistance with a valuation, of the Fund’s investment. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide only an estimate of value. Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a Manager as of a specific date, or of the Sub-REIT provided by a property manager, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.
The process of valuing the Fund’s private debt investments and other private investments for which reliable market quotations are not available is based on inherent uncertainties. Price estimates and other valuation information from third parties may at times be unavailable or unreliable. In particular, valuations of the Fund’s privately-issued debt investments backed by infrastructure assets may fluctuate over short periods of time depending on the nature of the asset. Pricing may be based on valuation ranges as opposed to specific price estimates and the Adviser may seek to fair value such investments using inputs such as comparable public market valuations, comparable transaction prices, discounted cash flow analyses, assessments of borrower credit quality and other financial or other relevant information. The Fund’s determination of fair value may differ materially from the values that would have been used if a liquid trading market for these securities existed. The Fund’s NAV could be adversely affected if the determinations regarding the fair value of its private debt investments and other private investments were materially higher than the values that the Fund ultimately realizes upon the disposition of such investments.
For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on valuations or other information provided by the Private Funds, including quarterly unaudited financial statements. Such valuations may be based on fair valuation procedures and may prove to be inaccurate, which could adversely affect the Adviser’s ability to value accurately the Fund’s Shares. Shareholders should be aware that the situations involving uncertainties as to the valuation of the investments of the Fund could have an adverse effect on the NAV of the Fund if the judgments of the Adviser regarding appropriate valuations should prove incorrect. The Adviser faces conflicts of interest in assisting with the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation.
In addition, the valuations of the Fund’s investments in Private Funds, the Sub-REIT, private debt investments and other private securities are subject to later adjustment or revision. If the Fund’s NAV is adjusted after a shareholder receives their Shares upon purchase or receives repurchase proceeds in a repurchase offer, the adjustment will not, in most cases, result in an adjustment to the number of Shares received by the shareholder in a purchase or a shareholder’s repurchase proceeds in a repurchase offer.
Accordingly, there can be no assurance that the stated NAV of the Fund, as calculated based on such valuations, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Shares repurchased at such time will be underpaid and investors who retain their Shares would be adversely affected if more Shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Shares at such time will overpay, and if repurchases of Shares based on a high stated NAV were to exceed purchases of Shares at that value, investors who do not have their Shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.
As a result, the NAV of the Fund, as determined based on the fair value of its investments in Private Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Funds. This could adversely affect shareholders whose Shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a Private Fund, resulting in a dilution of the value of the Shares of shareholders who do not tender their Shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders. The Adviser will attempt to resolve any conflicts between valuations assigned by Manager and fair value as determined by the Adviser by seeking information from the Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund’s investment. Shareholders in the Fund have no individual right to receive information about the Private Funds or the Managers, will not be shareholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, Managers or any of their respective affiliates.
Leverage Risk
There are significant risks associated with borrowings and leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Investors in the Fund should consider the various risks of leverage, including, without limitation, the risks described below. There is no assurance that a leveraging strategy would be successful.
Leverage involves risks and special considerations for shareholders including:
•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders;
•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;
•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and
•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.
In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.
Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, borrowings by the Fund may be made on a secured basis. The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Fund’s Custodian, to liquidate the Fund’s assets, which may include redemption of the Fund’s investments in underlying Private Funds, without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.
The use of leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.
Interest or other expenses payable by the Fund with respect to its borrowings generally will be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest rates and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs of leverage to the Fund (including interest expenses on borrowings) could exceed the rate of return on the investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses.
In addition to any borrowing utilized by the Fund, the VCRRX Subsidiary, the Sub-REIT, and the Private Funds in which the Fund invests may utilize leverage. The Sub-REIT and the Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. While leverage presents opportunities for increasing the Fund’s, the VCRRX Subsidiary’s, the Sub-REIT’s, or a Private Fund’s total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Fund, the VCRRX Subsidiary, the Sub-REIT, or the Private Fund will decrease. Additionally, any event which adversely affects the value of an investment by the Fund, the VCRRX Subsidiary, the Sub-REIT, or a Private Fund would be magnified to the extent the Fund, the VCRRX Subsidiary, the Sub-REIT or such Private Fund, is leveraged. Furthermore, because the Private Funds may themselves incur higher level of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the Investment Company Act.
The cumulative effect of the use of leverage by the Sub-REIT or a Private Fund in a market that moves adversely to the Sub-REIT or such Private Fund’s investments could result in a substantial loss which would be greater than if the Sub-REIT or Private Fund were not leveraged.
Debt Securities and Related Investments Risk
The Fund intends to invest in real asset-related debt securities, including but not limited to senior secured debt, subordinated debt, real-asset related loans, mezzanine debt, and other similar types of investments. These securities are subject to credit risk and interest rate risk. In addition, certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund may invest in debt securities that are unrated, or, if rated, below investment grade (commonly referred to as “high yield” securities or “junk bonds”), and whether or not rated, the debt securities may have speculative characteristics. In addition, there may be transfer restrictions on the private debt securities or, if applicable, the secondary market on which such debt securities are traded may be less liquid than the market for investment-grade securities, meaning such debt securities are subject to greater liquidity risk than investment-grade securities, and it may be more difficult to hedge against the risks associated with such debt securities. The Adviser is partially reliant on its relationships with arrangers in connection with the Adviser’s ability to source private debt and loan opportunities for the Fund. To the extent the Adviser is unable to develop or maintain relationships with qualified arrangers, the Adviser may have difficulty ensuring the Fund’s access to suitable private debt and loan opportunities. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and the Fund may not be able to achieve its desired investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.
Investments of the Fund in the form of private debt securities generally are expected to be held for the duration of their term. While from time to time the Fund may seek to exit an investment prior to maturity, investments are likely to be relatively illiquid. The Fund’s ability to dispose of investments in such situations may be constrained by a general shortage of local capital and the absence of interest from third parties who may be seeking to acquire the debt securities and any such exit or disposal may be at a discount.
Loans and Loan-Related Investments Risk
In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), loans and loan-related investments, including loan participations and assignments, are subject to other risks. Although a loan obligation may be fully collateralized at the time of origination or acquisition, the collateral may subsequently decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value. Many loans and loan-related investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower.
There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s performance could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting the Fund to costs associated with owning and disposing of the collateral.
The Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws in connection with its loan-related investments, although it may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from a credit facility, if necessary to raise cash to meet its obligations. During periods of heightened repurchase activity or distressed market conditions, the Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).
The Fund may invest in loans in any part of the capital structure. Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”). Second lien loans are subordinated to the security interest of the senior lender or unsecured, and thus lower in priority of payment to senior loans, and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower, have greater price volatility, and may be less liquid. Unsecured loans will not benefit from any interest in collateral of the borrower. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund.
The Fund may have difficulty disposing of loans and loan participations because to do so it will have to assign or sell such securities to a third party. Because there is no liquid market for many such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Generally, loans have the benefit of covenants that impose restrictions and obligations on the borrower, including, in some cases, restrictions on ability of the borrower to further encumber its assets. “Covenant-lite” agreements feature incurrence covenants, as opposed to more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.
Loan Assignment and Participation Risk
The Fund may purchase loan assignments and participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral and may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest. Because assignments may be arranged through private negotiations, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could have a partial ownership interest in any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In connection with purchasing participations, the Fund generally will not have any right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. The Fund may be subject to greater delays, expenses, and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower). As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Credit Risk
The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities or the borrower on a loan (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms and/or may go bankrupt. These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities. The Fund’s returns would be adversely impacted if a borrower becomes unable to make such payments when due. Although the Fund will make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Certain of the Fund’s investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the borrower’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the borrower, the occurrence of which is uncertain.
High Yield Securities Risk
High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The issuers of high yield securities may be more adversely affected than issuers of higher rated securities by specific corporate or governmental developments or the issuers’ inability to meet specific projected business forecasts. Changes in economic conditions are more likely to lead to a weakened capacity for the issuers of these securities to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic recession could disrupt the market for high yield securities and may have an adverse impact on the value of such securities. An economic downturn also could adversely affect the ability of leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.
The secondary market for high yield securities is not usually as liquid as the secondary market for more highly rated securities, a factor that may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these and other circumstances, may be less than the prices used in calculating the Fund’s NAV.
Since investors generally perceive that there are greater risks associated with lower quality debt securities, the yields and prices of such securities tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks
The Fund’s investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. Real Asset Related Investments values may experience greater volatility during periods of challenging market conditions, which periods may be similar to or worse than the conditions experienced from late
2007 through 2009. In addition, there can be severe limitations on an investor’s ability to sell certain Real Asset Related Investments, including those that are of higher credit quality, during a period of reduced credit market liquidity. Therefore, the Fund’s NAV will fluctuate. Shareholders may experience a significant decline in the value of their investment and could lose money. The Fund should be considered a speculative investment, and investors should invest in the Fund only if they can sustain a complete loss of their investment.
The Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, diplomatic events, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. These events, as well as other changes in world economic, political and health conditions and their impact on the Fund are difficult to predict and could adversely affect individual issuers or related groups of issuers, issuers located in a particular geographic region, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of investments. At such times, exposure to a number of other risks described elsewhere in this section can increase.
The impact of COVID-19, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying repurchase requests, see “Risk Factors – Interval Fund Risk”), disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.
Active Management Risk
Identifying and allocating assets among the appropriate investments is difficult and involves a high degree of uncertainty. The performance of the Fund depends in large part upon the Adviser’s successful application of analytical skills and investment judgement; the ability of the Adviser to choose successful Managers; and the ability of the Adviser and the Managers to develop and implement investment strategies that achieve the Fund’s investment objective. There may be limited market opportunities in certain Real Asset Related Investments, including Private Funds and private debt, and the Fund may not be able to achieve its desired investment pace. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.
Although the Adviser monitors the Managers, it is possible that one or more Managers may take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund’s investment goals. In addition, Managers may make investment decisions that conflict with each other; for example, at any particular time, one Manager may be purchasing shares of an issuer whose shares are being sold by another Manager. Consequently, the Fund indirectly could incur transaction costs without accomplishing any net investment result.
Furthermore, the Managers have varying levels of experience – some may be newly organized and have no, or limited, operating histories. Although the Adviser receives detailed information from each Manager regarding its historical performance and investment strategy, there may be some information that the Adviser cannot independently verify. In addition, a particular Manager’s past successful performance is not necessarily an indication of such Manager’s future performance. There can be no assurance that the Adviser’s assessments of Managers will prove accurate or that the Fund will achieve its investment objective.
In addition, Managers, like other Fund service providers, are subject to various risks, including risks relating to operations and back-office functions, property management, accounting, administration, risk management, valuation services and reporting. Managers may also face competition from other industry participants that may be more established, have larger asset bases and have larger numbers of qualified management and technical personnel. Additionally, the investment strategies pursued by Managers may evolve over time, which may limit the Adviser’s ability to assess a Manager’s ability to achieve its long-term investment objective.
While the Fund and the Adviser will evaluate regularly each Private Fund and its Manager and the Sub-Adviser to determine whether their respective investment programs are consistent with the Fund’s investment objective and whether the investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund and limited control over the investments made the Sub-Advisers. The Adviser’s or Sub-Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or investment strategy may prove to be incorrect, and may cause the Fund to incur losses.
Even though Private Funds are subject to certain constraints, the Managers may change aspects of their investment strategies without prior notice to the Fund. The Managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for the Private Fund). The Adviser may reallocate the Fund’s investments among the Private Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Private Funds. The Fund’s investments in certain Private Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should a Private Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. The Adviser will engage in due diligence in an effort to ensure that the Fund’s assets are invested in Private Funds that provide reports that will enable them to monitor the Fund’s investments as to their overall performance, sources of income, asset valuations, and liabilities; however, there is no assurance that such efforts will necessarily detect fraud, malfeasance, inadequate back office systems, or other flaws or problems with respect to the Private Fund’s operations and activities. The Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.
Conflicts of interest may arise from the fact that the Adviser, the Managers and their respective affiliates may be carrying on substantial investment activities for other clients in which the Fund has no interest. The Adviser, the Managers and their respective affiliates manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts (collectively, “Adviser Clients”) other than the Fund, which could compete for the same investment opportunities as the Fund. In addition, the Adviser, the Managers and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in private investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. The Adviser, the Managers and their respective affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for themselves or their officers, directors, partners, members or employees, but not for the Fund. Situations may arise in which the Adviser, the Managers and/or their respective affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund. The investment activities of the Adviser, the Managers and their respective affiliates and any of their respective officers, directors, partners, members or employees may disadvantage the Fund in certain situations, if, among other reasons, the investment activities limit the Fund’s ability to invest.
Furthermore, the officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and its respective officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.
Personnel of the Adviser may also periodically discuss investment research and due diligence with portfolio managers and other senior personnel of the Managers and/or their respective affiliates. Investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Private Fund as an Adviser Client, the opportunity will be allocated equitably. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all available investments. In some cases, investments for Adviser Clients may be on terms different from, and sometimes more favorable than, an investment made on behalf of the Fund. In addition, the Adviser, the Managers and/or their respective affiliates or Adviser Clients may also have an interest in an account or investment vehicle managed by, or enter into relationships with, the Sub-Adviser or its affiliates on terms different, and potentially more favorable, than an interest in the Fund, which may adversely affect the amount the Fund will be able to invest in a Private Fund. In other cases, the Fund may invest in a manner opposite to that of Adviser Clients (i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa). Additionally, because any selling agents or their affiliates may provide brokerage, placement, investment banking and other financial or advisory services from time to time to one or more accounts or entities managed by the Managers or their respective affiliates, including the Private Funds, and receive compensation for providing these services, these relationships could preclude the Fund from engaging in certain transactions and could constrain the Fund’s investment flexibility. In addition, the Fund is subject to certain limitations relating to joint transactions with affiliates, which in certain circumstances will limit the Fund’s ability to make investments or enter into other transactions alongside other Adviser Clients. There can be no assurance that such regulatory restrictions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. Managers may also receive research products and services in connection with the brokerage services that the Adviser, the Managers managing Private Funds, the Sub-Adviser acting as sub-adviser, and their respective affiliates may provide from time to time to one or more Manager accounts or to the Fund.
In addition, there may be a conflict of interest as a result of the fact that the Adviser receives the Investment Management Fee irrespective of the allocation of the Fund’s assets among the Adviser, the Sub-Advisers, the Private Funds, the Subsidiaries, the Sub-REIT, and other registered investment companies. Because the Adviser compensates the Sub-Advisers from its Investment Management Fee, the Adviser may have an economic incentive to allocate less capital to the securities in which the Sub-Adviser invests. There may also be an incentive for the Adviser to allocate fewer assets to the Sub-Adviser overall. However, if the overall time, expense, and other resources expended by the Adviser to select and monitor sub-advisers of the Fund is less than what the Adviser expends to select and monitor direct investments, investments in Private Funds, investments in the Subsidiaries, the Sub-REIT or other registered investment companies, the Adviser will have an incentive to allocate more of the Fund’s assets to sub-advisers. The Board monitors this potential conflict of interest and any effect it may have on the Fund and its shareholders. Under normal circumstances, the Adviser does not believe that its overall cost and expense will differ materially between selecting and monitoring direct investments on the one hand, or in compensating sub-advisers, on the other.
Equity Securities Risk
Common and preferred stocks represent equity ownership in a company. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. Stock markets are volatile, and the value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
Investments in preferred stocks may also be subject to additional risks. For example, preferred stocks sometimes include provisions that permit the issuer to defer distributions for a period of time. When distributions are deferred, the Fund may be required to recognize income for tax purposes in excess of distributions received by the Fund. In addition, shareholder rights in preferred stocks often differ from shareholder rights in common stocks. There may be limited or no voting rights for preferred shareholders, and the issuer may have the right to redeem preferred stock without consent of preferred stock shareholders. Preferred securities may also be substantially less liquid than other equity securities and, therefore, may be subject to greater liquidity risk.
Private Funds Risk
The Private Funds will not be subject to the Investment Company Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to shareholders under the Investment Company Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the Managers, and leverage limitations, and investment restrictions. Further, the Fund’s investments in Private Funds may be subject to heightened valuation, safekeeping, liquidity, and regulatory risks.
The Private Funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, the Private Funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of the Private Funds, and is dependent on information provided by the Managers. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of Private Funds in which the Fund can invest.
The Manager of a Private Fund may draw down on the Fund’s capital commitment all at once or in a series of capital calls. The portion of the Fund’s commitment to a Private Fund that has not been called is referred to as an “unfunded commitment.” The Fund may have a contractual obligation to provide capital to meet its unfunded commitment when the Manager draws upon the commitment. At the time the Fund enters into an unfunded commitment, it must have a reasonable belief that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. Under certain circumstances, this requirement could reduce the Fund’s flexibility to make investments in Private Funds, and the Fund may be required to hold a substantial amount of its assets in money market securities, cash or cash equivalents, possibly for prolong periods of time; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
The Fund may also be required to indemnify certain of the Private Funds from any liability, damage, cost or expense arising out of breaches of representations and warranties included in the Private Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares. In addition, Private Funds may have indemnification obligations to the respective service providers they employ, which may result in increases to the fees and expenses for such Private Funds.
Prohibitions contained in the Investment Company Act on certain transactions between a registered investment company and its affiliated persons, or affiliated persons of those affiliated persons, restrict the Fund from investing in Private Funds sponsored or managed by the Adviser or its affiliates. In general, the Fund seeks to limit its investment in any one Private Fund to less than 25% of the Fund’s assets. The Fund may invest substantially all of its assets in non-voting securities of Private Funds. To the extent the Fund holds non-voting securities of, or contractually foregoes the right to vote in respect of, a Private Fund (which it intends to do in order to avoid being considered an affiliated person of a Private Fund within the meaning of the Investment Company Act), it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors of the Private Fund, including a matter that could adversely affect the Fund’s investment, such as changes to the Private Fund’s investment objective or policies or the termination of the Private Fund. Notwithstanding these waivers and limitations, the Fund may nevertheless be considered, under certain circumstances, to be an affiliate of a Private Fund. As such, the Fund might be subject to limitations imposed by the Investment Company Act on purchasing more interests in, or redeeming its interests from, such Private Fund, even if the additional investment or redemption would be beneficial to the Fund.
By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by a Private Fund. Performance fees may create an incentive for the Private Fund’s manager to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Fund.
The Fund’s investments in Private Funds are priced according to their fair value, as determined in good faith by the Adviser. These valuations are based on estimates, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if readily available market values were available for all of the Fund’s investments.
Investment in Private Funds carries the risk of loss due to Private Funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more Private Funds, including changes in control and mergers. The effect of such changes on a Private Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of Private Funds.
Foreign Investing Risk
Foreign investments by the Fund and Private Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of Real Asset Related Investments may be restricted, requiring the Private Funds in which the Fund invests to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs that adversely affect the returns sought by the Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight, which may, for example, involve punitive taxation (including high withholding taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:
•	unfavorable changes in currency rates and exchange control regulations;
•	reduced availability of information regarding foreign companies;
•	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;
•	reduced liquidity and greater volatility;
•	difficulty in obtaining or enforcing a judgment;
•	increased brokerage commissions and custody fees; and
•	increased potential for corrupt business practices in certain foreign countries.
As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. Certain Private Funds that invest in foreign jurisdictions may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the Fund’s rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability of certain Private Funds to liquidate collateral held in non-U.S. jurisdictions may become difficult.
The Fund does not intend to obtain political risk insurance. Accordingly, actions of foreign governments could have a significant effect on economic actions in their respective countries, which could affect private sector real asset and real asset-related companies and the prices and yields of investments. Exchange control regulations, expropriation, confiscatory taxation, sanctions against a particular country or countries, organizations, entities and/or individuals, embargos, nationalization, political, economic or social instability or other economic or political developments in such countries could adversely affect the assets of the Fund.
Political changes or a deterioration of a foreign nation’s domestic economy or balance of trade may indirectly affect the Fund’s investment in a particular real asset or Real Asset Related Investment in that nation. Moreover, the investments could be adversely affected by changes in the general economic climate or the economic factors affecting Real Asset Related Investments or related industries, changes in tax law or specific developments within such industries or interest rate movements. While the Adviser intends to manage foreign investments in a manner that it believes will minimize the Fund’s exposure to such risks, there can be no assurance that adverse political or economic changes will not cause the Fund to suffer losses.
Global economies and financial markets are interconnected, and conditions in one country, region, or market could adversely impact economic conditions, market conditions, and issuers in other countries, regions, or markets. For example, a member state’s decision to leave the European Economic and Monetary Union and/or the European Union, or any increased uncertainty as to the status of such entities, could have significant adverse effects on global currency and financial markets, and on the values of the Fund’s investments. Additionally, certain European countries have developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Moreover, the national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.
In addition to the risks associated with investments in foreign Real Asset Related Investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “Risk Factors – Emerging Markets Risk.”
Currency and Exchange Rate Risks
The Fund may engage in practices and strategies that will result in exposure to fluctuations in foreign exchange rates, including through investments in the Private Funds and Real Asset Securities, in which case the Fund will be subject to foreign currency risk. The Fund’s Shares are priced in U.S. dollars and the capital contributions to, and distributions from, the Fund are paid in U.S. dollars. However, because a portion of the Fund’s assets may be denominated directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries.
Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions.
Furthermore, the Fund may (but is not required to) attempt to hedge its exposure to foreign currencies, to reduce the risk of loss due to fluctuations in currency exchange rates relative to the U.S. dollar. There is no assurance, however, that currency hedging strategies will be used by the Fund or, if used, that they will be successful. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. See “Risk Factors – Hedging Transactions Risk.”
Interest Rate Risk
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). In recent years, the U.S. Federal Reserve and other central banks have raised interest rates from historically low levels, resulting in rising interest rates across the financial system. These central banks may continue to increase interest rates or, alternatively, decrease them as inflationary and market conditions change. Interest rate increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.
Environmental and Unforeseen Liabilities Risk
The Fund could face substantial risk of loss from claims based on environmental problems associated with the real assets underlying the Fund’s investments, including claims in connection with adverse effects from global climate change. For example, persistent wildfires, a rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause assets to lose value or become unmarketable altogether. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of such investment by the Fund and that could not have been foreseen. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such environmental condition. In addition, divestment trends tied to concerns about climate change could also adversely affect the value of certain assets.
In addition to the risk of environmental liability attaching to an investment, it is possible that investments acquired by the Fund could be affected by undisclosed matters. In respect of acquired land, the Fund’s investment in a Private Fund or the Sub-REIT that owns such land could be affected by undisclosed matters such as legal easements, leases and all charges on property that have been registered and all charges that the acquiring entity is or should have been aware of at the time of the acquisition. Liability could also arise from the breaches of planning legislation and building regulations. Undisclosed breaches of other statutory regimes such as health and safety, fire and public health legislation, could also give rise to liability. The property owner could also be liable for undisclosed duties payable to municipalities and counties as well as public claims deriving from supply to the property of water, electricity and other utilities and services (i.e., undisclosed liabilities). It is therefore possible that the Fund could acquire an investment affected by such matters, which may have a material adverse effect on the value of such investments.
Business and Regulatory Risks
Legal, tax and regulatory changes (including laws and regulations relating to registered investment companies, the securities and derivatives markets, taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund. These factors may affect, among other things, the level of volatility of the prices of securities and real assets, the liquidity of the Fund’s investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund’s returns or result in significant losses. Additionally, the securities markets are subject to comprehensive statutes and regulations and the regulatory environment for Private Funds and the Subsidiaries is evolving. Changes in the regulation of investment companies, securities markets, Private Funds, or the Subsidiaries may adversely affect the value of investments held by the Fund and the ability of the Fund to pursue successfully its investment strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.
Recent technological developments in, and the increasingly widespread use of, AI Technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI Technologies. As AI Technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Fees and Expenses Risk
By investing in the Private Funds, the Subsidiaries, the Sub-REIT, and other registered investment companies indirectly through the Fund, a shareholder bears two layers of fees and expenses – at the Fund level and the Private Fund, Subsidiary, Sub-REIT, or other investment company level. In the aggregate, these fees and expenses could be substantial and adversely affect the value of any investment in the Fund. In addition, to the extent loan and other private debt opportunities are made available through arrangers, the Fund will be responsible for sourcing fees and other compensation. The Adviser has contractually agreed to reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees the Adviser receives from the VCRRX Subsidiary and from other investment companies advised by the Adviser in which the Fund invests and to waive any management fees it receives from the Sub-REIT in order to avoid “double-counting” assets. The Fund will indirectly bear its proportionate share of any management fees paid by unaffiliated investment companies and other operating expenses paid by unaffiliated and affiliated investment companies in which it invests.
Emerging Markets Risk
The non-U.S. securities in which the Fund or a Private Fund invests may include securities of companies based in emerging countries or issued by the governments of such countries. Investing in securities of certain of such countries and companies involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries, including political and economic considerations, such as greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Fund’s or a Private Fund’s investment opportunities; problems that may arise in connection with the clearance and settlement of trades; inflation and rapid fluctuations in inflation rates in the economies of certain emerging market countries; overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and overburdened infrastructure, such as delays in local postal, transport, banking or communications systems that could cause the Fund to lose rights, opportunities or entitlements and expose it to currency fluctuations. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries. There is also less regulation, generally, of the securities markets in emerging countries than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks.
Issuer Risk
Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.
Underlying Investment Risk
By investing through certain investment vehicles, including the Sub-REIT, one or more Subsidiaries, including the VCRRX Subsidiary, or other investment companies, the Fund is exposed to the risks associated with the investments of such vehicles, which are the same risks associated with the Fund’s investments. The Subsidiaries and the Sub-REIT are not registered under the Investment Company Act, and therefore are not subject to all of the investor protections of the Investment Company Act, although each will comply with certain sections of the Investment Company Act on a consolidated basis with the Fund. The Fund will wholly own or control each Subsidiary and the Sub-REIT, which, like the Fund, will be managed by the Adviser, making it unlikely that any Subsidiary or the Sub-REIT will take action contrary to the interests of the Fund and its shareholders. The Adviser will manage the VCRRX Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that the investment objective of an underlying investment vehicle will be achieved. Changes in the laws of the United States and/or any state under which the Fund, the Sub-REIT, or any Subsidiary is organized, could result in the inability of the Fund, the Sub-REIT, or such Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.
Tax Risks – Fund
Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its ordinary income and net short-term gains in the form of deductible dividends.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the Private Funds in which the Fund is invested. However, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Private Funds in which the Fund can invest and may adversely bear on the Fund’s ability to qualify as a RIC under Subchapter M of the Code. The Fund expects to receive information from each Private Fund regarding its investment performance on a regular basis.
Private Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of such a Private Fund’s income until such income has been earned by the Private Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.
In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Private Fund that limit utilization of this cure period.
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Private Funds. The Fund’s investment in Private Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for the excise tax with respect to certain undistributed amounts. See “Taxes” and, in the SAI, “Tax Aspects.” Investors will be required each year to pay applicable federal and state income taxes on their respective shares of any distributions from the Fund. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.
The Fund invests in Private Funds located outside the United States. Such Private Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Private Funds. See “Taxes” and, in the SAI, “Tax Aspects.”
Tax Risks – Subsidiaries
The Fund is permitted to invest up to 25% of its total assets in each of the Sub-REIT and the VCRRX Subsidiary. In order to qualify as a RIC, the Fund must limit its investment in any one issuer or any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses to no more than 25% of the Fund’s total assets. It is possible that the Sub-REIT and the VCRRX Subsidiary will be treated as engaged in the same, similar or related trades or businesses for this purpose. As a result, the Fund may be required to limit its investment in the Sub-REIT and the VCRRX Subsidiary in the aggregate to 25% of the Fund’s total assets.
The VCRRX Subsidiary has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where a Subsidiary, such as the VCRRX Subsidiary, is organized in the U.S., the Subsidiary generally will be liable for an entity-level U.S. federal income tax on its income from U.S. and non-U.S. sources, as well as any applicable state taxes, which will reduce the Fund’s return on its investment in the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Fund. Changes in the tax laws of the United States and/or any state in which a Subsidiary is organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.
Tax Risks – Sub-REIT
The Sub-REIT has elected to be taxed as a REIT for U.S. federal income tax purposes. As long as certain requirements are met, a REIT generally is not subject to entity-level tax on the income and gain it distributes to its shareholders. In order to qualify as a REIT under the Code, the Sub-REIT must satisfy a number of requirements on a continuing basis, including requirements regarding the composition of its assets, sources of its gross income, distributions and shareholder ownership. The Fund intends to structure the Sub-REIT and its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the IRS may interpret or apply those requirements in a manner that jeopardizes the ability of the Sub-REIT to satisfy all of the requirements for qualification as a REIT.
Not more than 50% of the value of the Sub-REIT’s outstanding capital stock may be owned, directly or indirectly, by five or fewer individuals or certain specified entities at any time during the last half of any calendar year (the “Five or Fewer Test”), and the Sub-REIT’s shares must be held by a minimum of 100 persons during at least 335 days in each taxable year (the “100-shareholder test”), subsequent to the first taxable year for which the Sub-REIT’s qualification as a REIT is effective. For purposes of the Five or Fewer Test, the Sub-REIT will “look through” to the beneficial owners of the Fund’s shares. Accordingly, if five or fewer individuals or certain specified entities, at any time during the last half of any calendar year, own, directly or indirectly, more than 50% of the Sub-REIT’s shares through the Fund, then the Sub-REIT’s qualification as a REIT could be jeopardized. The provisions of the Investment Company Act, such as those pertaining to a closed-end fund’s purchase of its own shares, may conflict with the kind of shareholder ownership limitations that are commonly used by REITs to ensure compliance with the Five or Fewer Test. The Fund may not have the information necessary for it to ascertain with certainty whether or not the Sub-REIT satisfies the Five or Fewer Test. Accordingly, there can be no assurance that the Sub-REIT will continue to qualify and be able to minimize its entity-level tax liability through distributions, as discussed below.
In order to meet the 100-shareholder test necessary to qualify as a REIT under the Code, the Sub-REIT has approximately 100 to 125 preferred shareholders who are “accredited investors” as defined in Regulation D of the Securities Act and are “qualified purchasers” for purposes of the Investment Company Act and the rules and regulations promulgated thereunder. The Sub-REIT’s preferred shareholders have priority in the payment of dividends on their preferred shares at the established rate. As such, dividend payments to the Sub-REIT’s preferred shareholders, along with any other expenses of the Sub-REIT, may reduce the amount of income payable by the Sub-REIT to the Fund.
Further, to be eligible for treatment as a REIT under the Code, among other things, the Sub-REIT is generally required each year to distribute to its shareholders at least 90% of its REIT taxable income determined without regard to the dividends-paid deduction and excluding net capital gain. To the extent that it does not distribute all of its net capital gains, or distributes at least 90%, but less than 100%, of its REIT taxable income, as adjusted, it will have to pay an entity-level tax on amounts retained. Furthermore, if it fails to distribute during each calendar year at least the sum of (a) 85% of its ordinary income for that year, (b) 95% of its capital gain net income for that year, and (c) any undistributed taxable income from the preceding calendar year, it would have to pay a 4% nondeductible excise tax on the excess of the amounts required to be distributed over the sum of (a) the amounts that it actually distributed and (b) the amounts it retained and upon which it paid U.S. federal corporate income tax. These requirements could cause it to distribute amounts that otherwise would be spent on investments in real estate assets, and it is possible that the Sub-REIT might be required to borrow funds, possibly at unfavorable rates, or sell assets, possibly at unfavorable prices, to fund the required distributions.
Even if the Sub-REIT qualifies for taxation as a REIT, it may be subject to certain U.S. federal, state and local and foreign taxes on its income and assets, including taxes on any undistributed income, taxes on income from certain prohibited activities, including certain activities conducted as a result of a foreclosure, and state or local franchise, property and transfer taxes, including mortgage recording taxes. Dividends payable by the Sub-REIT to the Fund and, in turn, by the Fund to its shareholders, generally are not qualified dividends eligible for reduced rates of tax.
If the Sub-REIT fails to qualify as a REIT for any taxable year and it does not qualify for or chooses not to pursue certain statutory relief provisions, it will be subject to U.S. federal income tax on its taxable income at corporate rates. In addition, it will generally be disqualified from treatment as a REIT for the four taxable years following the year in which it loses its REIT status. Loss of the Sub-REIT’s REIT status will reduce its net earnings available for investment or distribution to shareholders because of the additional tax liability. In addition, distributions to shareholders will no longer qualify for the dividends paid deduction, and the Sub-REIT will no longer be required to make distributions. If this occurs, the Sub-REIT might be required to borrow funds or liquidate some investments in order to pay the applicable tax. See also “Taxation of REIT Subsidiary” in the Statement of Additional Information.
Mezzanine Loan Risk
The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or the entity that owns the interest in the entity owning the real property. These types of investments involve a higher degree of risk than first mortgage loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. As a result, the Fund may not recover some or all of its investment.
Preferred Securities Risk
The Fund may invest in preferred shares of other issuers. Preferred shares are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common shareholders, but after bond holders and other creditors. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed (or floating) dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. In addition, the terms of preferred shares often do not include covenants that impose restrictions and obligations on the borrower to the degree that a lender may impose in connection with a loan. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.
Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or noncumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.
The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.
Joint Venture Risk
The Fund, directly or indirectly through a Subsidiary or the Sub-REIT, may enter into joint ventures with unaffiliated third parties to make investments. In certain of these joint ventures, the Fund may share control with the third-party partner (for example, the Fund may have approval rights over some or all of the joint venture’s activities and, in limited circumstances, may have the ability to require that the joint venture take specific actions), even though the Fund may hold a majority of the economic interests of a joint venture. In many cases, the third-party partner may provide services for the joint venture or its assets, including, without limitation, management of day-to-day operations, asset management, property management, construction or development management, and leasing, refinancing or disposition related services. Such investments may involve risks not otherwise present with other methods of investment. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s Directors and officers from focusing their time and efforts on the Fund’s business. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.
Property Manager Risk
The Adviser, on behalf of the Fund or the Sub-REIT, may hire property managers to manage properties and leasing agents to lease vacancies in properties held directly or indirectly by the Sub-REIT. These property managers may be Fund affiliates or partners in joint ventures. The property managers may have significant decision-making authority with respect to the management of investment properties. The Fund’s ability to direct and control how its investment properties are managed on a day-to-day basis may be limited. Thus, the success of the Fund may depend in large part on the ability of property managers to manage the day-to-day operations and the ability of leasing agents to lease vacancies in properties. Any adversity experienced by, or problems in the Fund’s relationship with, property managers or leasing agents could adversely impact the operation and profitability of Fund investment properties.
Loan Origination Risk
The Fund may originate loans, including, without limitation, loans issued directly to real estate companies or in connection with projects focused on the management, development, construction, renovation, enhancement, maintenance, and/or operation of real-estate. Loans originated by the Fund may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. The Fund may originate loans to public or private entities of all types, including loans to U.S. and non-U.S. governmental entities or loans issued in connection with projects authorized or sponsored by such entities. The Fund may originate loans to borrowers that are unrated or have credit ratings that are determined by one or more NRSROs and/or the Adviser to be below investment grade. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A significant portion of the Fund’s investments may be originated, although the Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to Fund shareholders. After origination, the Fund may offer such investments for sale to third parties; however, there is no assurance that the Fund will complete the sale of any such investment. If the Fund is unable to sell, assign, or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments being concentrated in certain borrowers. The Fund will be responsible for the fees and expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be borne by the Fund and indirectly borne by the shareholders.
The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Loan origination subjects the Fund to risks associated with debt instruments more generally, including credit risk, prepayment risk, valuation risk, and interest rate risk. Competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. In addition, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Adviser and/or the Sub-Adviser will be able to identify and make investments that are consistent with its investment objectives. In addition, the Fund may originate certain of its investments with the expectation of later syndicating a portion of such investment to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Adviser and/or the Sub-Adviser intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.
Loan originators are subject to certain state law licensing and regulatory requirements and loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations, regulatory actions, or private lawsuits may adversely affect such companies’ financial results. To the extent the Fund engages in loan origination and/or servicing, the Fund will be subject to enhanced risks of litigation, regulatory actions, and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties, or other charges, any or all of which could materially adversely affect the Fund and its holdings.
Access Risk
The Adviser is reliant on its relationships with arrangers in connection with the Adviser’s management of the Fund. To the extent the Adviser is unable to develop or maintain relationships with qualified arrangers, the Adviser may have difficulty ensuring the Fund’s access to suitable investment opportunities. On an ongoing basis, it cannot be certain that the Adviser and/or the arrangers will be able to continue to locate a sufficient number of suitable investment opportunities to allow the Fund to fully implement its investment strategy. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and the Fund may not be able to achieve its anticipated investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.
Investments in Third-Party Managed REITs Risk
The Fund will invest in Real Asset Related Investments directly and through Private Funds and entities that are intended to qualify as REITs. The risks of investing in REITs include certain risks associated with the real estate industry in general. Investments in REITs also involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses. In addition, to the extent the Fund holds interests in REITs, investors in the Fund bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). REITs may also fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no guarantee that any entity in or through which the Fund invests will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment and could adversely affect the Fund’s NAV.
Dividends paid by REITs do not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “Tax Aspects” in the SAI. The Fund’s investments in the Sub-REIT may include an additional risk to shareholders. Some or all of the Sub-REIT’s annual distributions to its investors may constitute a return of capital. Any such return of capital is not taxable, but will reduce the Fund’s basis in the Sub-REIT investment, but not below zero. To the extent the distributions from the Sub-REIT exceed the Fund’s basis in its shares of the Sub-REIT, the Fund will recognize gain, which may increase the likelihood that Fund distributions to shareholders may also include a return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their Shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s Shares, such shareholder will recognize a capital gain. See also “Tax Risks – Sub-REIT” below.
Privately Placed Securities Risk
The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.
Market Capitalization Risk
The Fund may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid. Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which the Fund invests may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience.
Micro-cap stocks typically involve greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, their share prices tend to be more volatile, and their markets less liquid than stocks of companies with larger market capitalizations. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, and it can be difficult or impossible for the Fund to trade these securities at the desired time. Furthermore, publicly available information, including financial information, about micro-cap companies tends to be limited and some micro-cap companies trade over-the-counter or on a regional exchange with limited regulation. The relative lack of information, liquidity, and regulation results in an increased risk of corruption and fraud, including price manipulation, and the possibility of losses to the Fund.
Reliance on Key Persons Risk
The Fund relies on the services of certain executive officers who have relevant knowledge of Real Asset Related Investments and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.
Focused Investment Risk
The Fund may, from time to time, invest, or have exposure to, a substantial portion of its assets in a particular asset type, industry, sector, geographic location or securities instrument. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of asset type, industry, sector, geographic location or securities instrument. To the extent that the Fund’s portfolio is focused in a property type, industry, sector, geographic location or securities instrument, the risk of any investment decision is increased.
Hedging Transactions Risk
The Fund and the Private Funds may invest in securities and utilize financial instruments, such as forward contracts, in an effort to protect against possible changes in the market value of portfolio positions resulting from fluctuations in the securities or other markets and changes in interest rates and hedge the interest rate or currency exchange rate on any liabilities or assets.
Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus moderating the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for the Fund or a Private Fund to hedge against an exchange rate, interest rate or price fluctuation that is so generally anticipated that the Fund or a Private Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations.
The Fund and the Private Funds are not required to attempt to hedge portfolio positions and, for various reasons, may determine not to do so. Furthermore, the Fund and the Private Funds may not anticipate a particular risk so as to hedge against it. To the extent that hedging transactions are effected, their success is dependent on the Fund or a Private Fund’s ability to predict correctly movements in the direction of currency, interest rates, or other factors. Therefore, while the Fund or a Private Fund may attempt to hedge against undesirable exposure, unanticipated changes in the markets and investments or debt being hedged, or the nonoccurrence of events being hedged against, this may result in poorer overall performance than if the Fund or a Private Fund had not engaged in any such hedge. Certain hedging transactions, such as forward contracts and other derivatives, expose the Fund to counterparty risk (i.e. the risk that the Fund’s counterparties will become insolvent or otherwise default in their obligations to the Fund) and liquidity risk which can result in losses for the Fund. In addition, the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the portfolio positions being hedged is unpredictable. Moreover, for a variety of reasons, the Fund or the Private Funds may not seek to establish a perfect correlation between such hedging instruments and the portfolio considerations being hedged. Such imperfect correlation may prevent the Fund or the Private Funds from achieving the intended hedge or expose the Fund to additional risk of loss. The Fund will not sell securities short and may not write uncovered options. All public securities strategies may only use long-only investment strategies, and will be restricted from selling securities short and writing uncovered options.
Fund Capitalization Risk
There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements and tax diversification requirements.
Diversification Risk
The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.
Investment Company and ETF Risk
The Fund invests in shares of investment companies (including ETFs and money market funds), which invest in a wide range of instruments. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. In addition, the Fund faces the risk that its trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The Adviser may serve as investment adviser to an investment company in which the Fund may invest, leading to potential conflicts of interest. For example, investment by the Fund in the investment company may be beneficial to the Adviser in the management of the investment company by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Adviser may have an incentive to allocate the Fund's assets to an affiliated investment company sponsored or managed by the Adviser in lieu of allocating assets to the Sub-Adviser, or may have an incentive to invest in an affiliated investment company instead of a third party investment company or a Private Fund, which is sponsored by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in an investment company sponsored or managed by the Adviser.
Reference Benchmark Risk
The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party are tied to interest rates and other types of rates and indices which may be classed as “benchmarks.” Such rates have been the subject of ongoing national and international regulatory reform, including the global transition away from the LIBOR to alternative reference rates such as SOFR. SOFR is an index rate calculated based on short-term repurchase agreements backed by U.S. Treasury Instruments. While LIBOR was an unsecured rate, SOFR is a secured rate. There can be no assurance that SOFR will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, monetary policy, bank credit risk, market volatility or global or regional economic, financial, political, regulatory, judicial or other events. There can be no assurance that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of the Fund. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked floating rate instruments and the trading prices of such instruments. Additionally, daily changes in SOFR have, on occasion, been more volatile than daily changes in other benchmark or market rates. Although occasional, increased daily volatility in SOFR would not necessarily lead to more volatile interest payments, the return on and value of SOFR-linked floating rate instruments may fluctuate more than floating rate instruments that are linked to less volatile rates.
In addition, certain benchmarks have been the subject of regulatory reform under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.
Cybersecurity Risk
The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The widespread use of work-from-home arrangements and the increasing use of virtual meeting and other technologies in workplaces following the COVID-19 pandemic and the rapid development and increasingly widespread use of AI Technologies, may increase cybersecurity risk.
Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future. While the Fund’s service providers, including the Adviser, may have established business continuity plans in the event of, and risk management policies and procedures and systems to prevent, such cyber incidents, there are inherent limitations in such plans, procedures and systems including the possibility that certain risks have not been identified. Furthermore, the Fund and the Adviser cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund could be negatively impacted as a result.
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders or adversely affect the real value of investments in the Funds. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Effects of Leverage [Text Block]
Effects of Leverage
Assuming the Fund obtains bank borrowings with a repayment obligation equal to approximately 8% of the Fund’s managed assets and an annual interest rate of 5.5% of such repayment obligation or principal balance (which rate is approximately the current rate which the Adviser expects the Fund to pay, based on market rates as of June 30, 2025), income generated by the Fund’s portfolio (net of estimated expenses) would need to exceed 0.44% in order to cover such interest payments on the borrowings. Actual interest rates may vary and may be significantly higher or lower than the rate estimated above.
The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common Shares of the leverage obtained through bank borrowings equal to approximately 8% of the Fund’s managed assets and interest paid on borrowings at an annual rate of 5.5%. It is designed to illustrate the effect of leverage on the total return of common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risk Factors – Leverage Risk.”

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(11.24)%	(5.84)%	(0.44)%	4.96%	10.36%

Total Return is composed of two main elements: the net investment income of the Fund after paying interest on its leverage and gains or losses on the value of the securities the Fund owns.
The Fund currently uses leverage (whether through the use of senior securities or otherwise) to achieve its investment objective, as a liquidity source to Fund repurchases or for temporary and extraordinary purposes and may consider other potential uses in the future. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions, and other factors.

Annual Interest Rate [Percent]	5.50%
Annual Coverage Return Rate [Percent]	0.44%
Effects of Leverage [Table Text Block]

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Share Total Return	(11.24)%	(5.84)%	(0.44)%	4.96%	10.36%

Return at Minus Ten [Percent]	(11.24%)
Return at Minus Five [Percent]	(5.84%)
Return at Zero [Percent]	(0.44%)
Return at Plus Five [Percent]	4.96%
Return at Plus Ten [Percent]	10.36%
Effects of Leverage, Purpose [Text Block]
The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common Shares of the leverage obtained through bank borrowings equal to approximately 8% of the Fund’s managed assets and interest paid on borrowings at an annual rate of 5.5%. It is designed to illustrate the effect of leverage on the total return of common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risk Factors – Leverage Risk.”

Infrastructure-Related Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infrastructure-Related Companies Risk
General. An investment in the Fund is subject to certain risks associated with the related ownership, use, and operation of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; disruptive weather and environmental effects; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; insurance costs and industry competition; technological developments and disruptions; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund. In many cases, the rates, or the fees charged to end users, that are charged by infrastructure assets are determined by regulators, concession agreements with governments (i.e., agreements between a government and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), and long-term contracts. Owners of such assets in many cases have the ability to increase such rates or fees in connection with inflation, economic growth, or otherwise. Many of these factors could cause the value of infrastructure investments to decline and negatively affect the Fund’s returns. Specifically, such risks include, but are not limited to the following:
Regulatory Risks. Government authorities at all levels are actively involved in the promulgation and enforcement of regulations relating to matters affecting the ownership, use and operation of infrastructure assets. The institution and enforcement of such regulations could have the effect of increasing the expenses, and lowering the income or rate of return, as well as adversely affecting the value of the Fund.
Many of the infrastructure investments may be subject to varying degrees of statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Such investments may require numerous regulatory approvals, licenses and permits to commence and continue their operations. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for a project entity, issuer, or Private Fund, loss of such rights to operate the affected business, or both, which in each case could have a material adverse effect on the investments. Where an issuer’s or Private Fund’s ability to operate a business is subject to a concession or lease from the government, the concession or lease may restrict its ability to operate the business in a way that maximizes cash flows and profitability. The impact of these requirements on an issuer or Private Fund, and therefore on the Fund, may be complicated by the fact that Private Funds may operate in multiple jurisdictions.
Adoption of new laws or regulations, or changes in interpretations of existing ones, or any of the other regulatory risks mentioned above could have a material adverse effect on an investment and on the Fund’s ability to meet its investment objective.
Operating and Technical Risks. Infrastructure investments may be subject to operating and technical risks, including risk of mechanical breakdown, failure to perform according to design specifications, labor and other work interruptions, and other unanticipated events that adversely affect operations. There can be no assurance that any or all such risk can be mitigated. An operating failure may lead to loss of a license, concession or contract on which an investment may depend.
The long-term profitability of an infrastructure project, once constructed, is partly dependent upon efficient operation and maintenance of the assets. Inefficient operations and maintenance and, in certain infrastructure sectors, latent defects in acquired infrastructure assets may adversely affect the financial returns of the Fund.
Government Contract Risk. To the extent that the Fund gains exposure to infrastructure assets that are governed by concession agreements with governmental authorities (i.e., agreements between a government, whether at the national, state, local, district or other level, and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), there is a risk that these authorities may not be able to or may choose not to honor their obligations under such agreement, especially over the long term.
Government leases or concessions may also contain clauses more favorable to the government counterparty than would a typical commercial contract. For instance, a lease or concession may enable the government to terminate the lease or concession in certain circumstances without requiring it to pay adequate compensation. In addition, government counterparties also may have the discretion to change or increase regulation of an issuer’s or Private Fund’s operations, or implement laws or regulations affecting such issuer’s or fund’s operations, separate from any contractual rights they may have. Governments have considerable discretion in implementing regulations that could impact infrastructure assets, and because infrastructure businesses provide, in many cases, basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect the infrastructure investments.
Capital Expenditures. There is a risk that unforeseen factors may require capital expenditures in excess of forecasts and a risk that new or additional regulatory requirements, safety requirements or issues related to asset quality and integrity may result in the need for additional capital expenditure for refurbishment, reinforcement or replacement of infrastructure assets.
Demand and User Risk. The revenue generated by infrastructure and infrastructure-related assets may be impacted by the demand of users or the number of users for the products or services provided by such assets (for example, traffic volume on a toll road). Any reduction in demand and/or the number of users may negatively impact the profitability of the infrastructure investment. Demand for infrastructure assets may be subject to seasonal variations leading to increased or reduced revenues and profitability at various times during the year, which could affect the short-term returns to the Fund.
Lack of Liquidity of Infrastructure Assets. Although infrastructure investments may generate some current income, they are expected to be generally illiquid. In addition, public sentiment and political pressures may affect the ability of the Fund to sell one or more of its infrastructure investments. As a result, it may be difficult from time to time for such fund to realize, sell or dispose of an infrastructure investment at an attractive price or at the appropriate time or in response to changing market conditions, or the Fund may otherwise be unable to complete a favorable exit strategy. Losses on unsuccessful investments may be realized before gains on successful investments are realized. Although some infrastructure investments may generate operating income, the full return of capital and the realization of gains, if any, will generally occur only upon the partial or complete disposal of such an investment. Additionally, income from some infrastructure investments will not be realized until a number of years after they are made.
The Fund may hold, or have exposure to, securities or other instruments issued in conjunction with the financing of and infrastructure investment. Such securities and instruments are generally not publicly traded. In the United States, such securities and instruments are generally unregistered for securities law purposes and can generally be resold only in privately negotiated transactions or in a public offering registered under the Securities Act. Outside the United States, similar restrictions may apply. Considerable delay in resale could be encountered in either case and, unless otherwise contractually provided for, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of unlisted securities or instruments, and at times might make disposition of such securities and instruments impossible.
Litigation Risk. Infrastructure assets are often governed by a complex series of legal documents and contracts. As a result, the risks of a dispute over interpretation or enforceability of the documentation and consequent costs and delays may be higher than for other investments. In addition, a Private Fund may be subject to claims by third parties (either public or private), including environmental claims, legal action arising out of acquisitions or dispositions, workers’ compensation claims and third party losses related to disruption of the provision of infrastructure services by an infrastructure provider. Further, it is not uncommon for infrastructure assets to be exposed to legal action from special interest groups seeking to impede particular infrastructure projects to which they are opposed. If any of the infrastructure investments become involved in material or protracted litigation, the litigation expenses and the liability threatened or imposed could have a material adverse effect on the Fund.
Project Finance. Some infrastructure investments may be structured on a project finance basis. A project finance structure entails the assumption of “project risk” by equity investors, usually without recourse to a project sponsor. Such risk can include many, if not all of the risks discussed in this “Risk Factors” section. An issuer or Private Fund may also invest in some projects and facilities at an early stage of development. These projects involve additional uncertainties, including the possibility that the projects may not be completed, operating licenses may not be obtained, and permanent financing may be unavailable.
Follow-On Investments. An infrastructure investor may be called upon to provide additional funding for an infrastructure investment or have the opportunity to increase such an investment. There can be no assurance that an issuer or Private Fund in which the Fund invests will wish to make follow-on investments or that it will have sufficient funds to do so. Similarly, co-investors may decline to fund their pro rata share of any such follow-on investments. Any decision by an issuer or Private Fund or a co-investor not to make a follow-on investment or their inability to make them may have a substantial negative impact on such an infrastructure investment in need of further investment or may diminish the issuer or Private Fund’s ability to influence the investments future development.

Timberland-Related Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Timberland-Related Companies Risk
An investment in the Fund is subject to certain risks associated with the ownership of timberland and timberland-related assets in general, including those described below.
Volatility Risk. Private Funds and other investors that invest in timberland and timber-related assets will have operating revenues that are dependent on prevailing market prices for wood products, which can fluctuate over time. Prevailing wood product prices are affected by changes in supply and demand, especially within a particular geographic area. Decreases in demand, increases in supply, or both, may reduce timber prices, which in turn may reduce an issuer’s or Private Fund’s revenues and adversely affect an issuer’s or Private Fund’s ability to make distributions, which may negatively affect the Fund’s returns.
The industries that use these various wood products drive the demand for them. Each market prices the product independently from the other markets. It is possible that all markets could deteriorate simultaneously, and negatively affect the ability of an issuer or Private Fund to make distributions, which in turn may negatively affect the Fund’s returns.
The demand for most pine sawtimber depends on the level of construction, repair and remodeling activity occurring in the general economy. Interest rates and other local, national and international economic conditions affect the level of construction, repair and remodeling activity. A slowdown in construction and/or remodeling is likely to reduce demand for an issuer’s or Private Fund’s timber, which may reduce an issuer’s or Private Fund’s revenues, and, in turn, negatively affect the Fund. Wood substitutes and lower quality wood products may increasingly compete with higher quality sawtimber, which could also reduce demand for timber.
Demand for pulpwood is affected by the general level of economic activity. Pulpmill output is primarily sold to large retail sellers of paper products. In the event of a decline in paper usage, these retailers may reduce their demand on pulpmills, and the market for an issuer’s or Private Fund’s pulpwood could be adversely affected. Additionally, if paper recycling were to become more widely practiced, reduced demand for new paper made from an issuer’s or Private Fund’s pulpwood could result.
The number of timber sellers and the volume of timber available for sale determine the supply of timber. Historically, increases in timber prices have caused owners of timberlands to increase their timber cutting. An increase in supply may partly offset price increases.
Trade Policy Risk. Changes in foreign or United States trade policies, including but not limited to tariffs or trading agreements with other countries affecting the cost of imported lumber, could negatively affect the market for an issuer’s or Private Fund’s timber. An influx of Canadian lumber subsidized by the Canadian government could negatively affect the ability of an issuer or Private Fund to sell its timber and negatively affect the ability of an issuer or Private Fund to make distributions. Long-term oversupply sourced from any foreign timber suppliers could negatively affect the value of the timberland investments of an issuer or Private Fund upon their disposition.
Demand Risk. Demand for saw logs and pulpwood is affected by various factors in the world economy, such as regional growth rates, construction activity, changes in currency exchange rates and capital spending. Adverse conditions in the larger economy may result in lower investment in any or all of the markets in which an issuer or Private Fund intends to sell its timber.
Competition Risk. The extent of use of alternative building materials, such as steel and plastics, by the industries that use various wood products may affect the supply and demand for wood products. Decreases in demand may reduce timber prices, which in turn may reduce an issuer’s or Private Fund’s revenues and affect its ability to make distributions, which may negatively impact the Fund’s returns.
Regulatory Risk. Timberland operations are subject to numerous federal, state and local laws and regulations, including those relating to the environment, endangered species, forestry activities, and health and safety. The laws and regulations intended to protect threatened and endangered species, and other environmental laws and regulations, are stringent and could become more so in the future. A number of species indigenous to timberlands, such as the red cockaded woodpecker and the bald eagle, have been and in the future may be protected under the federal Endangered Species Act and similar state laws. The presence of protected species on or near an investment property may restrict timber harvesting, road building and other activities. The asset manager of an issuer or Private Fund will have operations that are also subject to specialized statutes and regulations governing forestry operations, and to other environmental laws, some of which may in the future restrict harvesting, road building and other activities. There can be no assurance that current and future laws and regulations will not cause such asset manager and the issuer or Private Fund to incur significant costs, damages, penalties and liabilities, or that they will not affect materially and adversely harvesting operations on such investment properties.
Adoption of new laws or regulations, or changes in interpretations of existing ones, or any of the other regulatory risks mentioned above could have a material adverse effect on an investment and on the Fund’s ability to meet its investment objective.
Lack of Liquidity of Real Estate. Because real estate investments are relatively illiquid, an issuer or Private Fund’s ability to promptly sell one or more timberland properties in its portfolio in response to changing economic, financial and investment conditions is limited. The real estate market is affected by many factors that are beyond the Fund’s control, including:
•	changes in international, national, regional and local economic and market conditions;
•	changes in interest rates and in the availability, cost and terms of debt financing;
•	changes in governmental laws and regulations, fiscal policies and zoning ordinances, and the related costs of compliance with laws and regulations, fiscal policies and ordinances;
•	forestry costs associated with maintaining and managing timberland properties;
•	changes in operating expenses; and
•	fires, hurricanes, earthquakes, floods and other natural disasters as well as civil unrest, acts of war and terrorism, each of which may result in uninsured losses.
As part of the business plan and as necessary, an issuer or Private Fund intends to sell portions of its timberland during opportunistic times. An issuer or Private Fund plans to sell timberland to third parties who intend to put it to a higher and better use and therefore may be willing to pay higher prices than would be expected if they remained timber-producing properties. In acquiring the investment properties, however, and in entering into long-term supply agreements, an issuer or Private Fund may agree to lock-out provisions that materially restrict such issuer or Private Fund from selling a specific investment for a period of time or impose other restrictions, such as limitations on the amount of debt that can be placed or repaid on that investment. These factors and any others that would impede an issuer’s or Private Fund’s ability to respond to market opportunities could result in lower distributions than would be available if the issuer or Private Fund and were able to quickly respond to such market opportunities, which may adversely affect the financial returns of the Fund.
Natural Disasters. Natural causes such as fire, insect infestation, bad weather, global climate shifts and other causes beyond the control of the asset manager of an issuer or Private Fund and such issuer or Private Fund may have an impact on the timing of harvests, or reduce the volume and value of timber harvested from the issuer’s or Private Fund’s timberlands. This in turn may adversely affect the issuer’s or Private Fund’s operations and financial condition.
For example, infestation by the southern pine beetle could necessitate the early harvesting of affected trees. Extreme drought conditions could reduce the survival rate of trees planted within a year of the drought conditions. Ice storms and hurricanes could necessitate the early or unplanned harvesting of affected trees. Prolonged periods of adverse weather could negatively affect the quality of the timber produced, negatively affecting the value of both the harvest and the residual value of an issuer’s or Private Fund’s timberland. It is consistent with normal industry practices for an issuer or Private Fund not to maintain insurance for any loss to its timber from natural disasters or other similar causes, but an asset manager of an issuer or Private Fund may periodically review the costs and benefits of insurance products for portfolio timberlands.

Agriculture/Farmland-Related Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Agriculture/Farmland-Related Companies Risk
General. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of an issuer, a Private Fund, or the Sub-REIT. Many of these risks could cause the value of agriculture/farmland investments to decline and negatively affect the Fund’s returns.
Capital Expenditures. An issuer, a Private Fund, or the Sub-REIT expects to provide good faith projections of the capital needs of its agriculture/farmland investments, however, there can be no assurance that the capital needs of any investments from time to time will not exceed such estimates or that a property will generate sufficient cash flow to cover its capital needs.
Lack of Liquidity for Agriculture/Farmland Investments. Generally, real estate assets such as the agriculture/ farmland investments expected to be made by an issuer, a Private Fund, and the Sub-REIT are illiquid in nature. The ability of an issuer, a Private Fund, or the Sub-REIT to vary its investments in response to changes in economic and other conditions will be limited. There is risk that an issuer, a Private Fund, or the Sub-REIT will be unable to realize its investment objectives through sale or disposition of a property at an attractive price or within any given period of time or will otherwise be unable to complete any exit strategy. In particular, these risks could arise from absence of an established market for a property, changes in the financial condition or prospects of prospective purchasers, changes in national or international economic conditions, and changes in laws, regulations or fiscal policies of jurisdictions in which the property is located. Furthermore, in some cases, an issuer, a Private Fund, or the Sub-REIT may have certain contractual obligations to tenants or joint venture partners in connection with a sale or disposition that may limit or prohibit the ability to complete an exit strategy in a timely fashion. Any of the foregoing factors could limit the ability of an issuer, a Private Fund, or the Sub-REIT to vary its investments rapidly in response to changes in economic and other conditions, which may negatively impact the Fund’s returns.
Environmental Risks. Under various federal, state and local laws, ordinances and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances or petroleum products on, under or in such property. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such hazardous or toxic substances. In addition, the presence of, or the failure to remediate properly, such substances may adversely affect the owner’s ability to borrow using such real property as collateral or to sell such property. In connection with the ownership (direct or indirect), management and development of agriculture/farmland property, an issuer, a Private Fund, or the Sub-REIT could be considered an owner or operator of the property and may be liable for removal or remediation costs, as well as certain other potential costs relating to such hazardous or toxic substances or petroleum products.
In particular, investors should be aware that commercial agriculture operators typically utilize fertilizers, pesticides, herbicides and other chemicals, and that an issuer, a Private Fund, or the Sub-REIT will invest in properties where such materials have been used and lease such properties to operators who will use such materials.
Although such an issuer’s, a Private Fund’s, or the Sub-REIT’s properties are subject to environmental assessments, no assurances can be given that the environmental assessments reveal all environmental liabilities, or that a Private Fund or the Sub-REIT has established adequate reserves for such liabilities, or that no prior owners created any environmental condition not disclosed in the environmental assessment for such property.
Uninsured Losses. Issuers, Private Funds, and the Sub-REIT will seek to maintain insurance coverage against liability to third parties for injury and property damage relating the agriculture/farmland investments held by such issuer, Private Fund, or Sub-REIT to in amounts commercially reasonable. However, the actual premiums and deductibles payable by an issuer, a Private Fund, or the Sub-REIT may be substantially different from the premiums and deductibles such issuer, Private Fund, or Sub-REIT may have projected for premiums and deductibles. Insurance against certain risks, such as earthquakes, floods, windstorms, biological agents or damage by terrorism, may be commercially unavailable, available in amounts that are less than the full market value or replacement cost of investment properties, subject to a large deductible or not economically insurable. In addition, there can be no assurance that the particular risks that are currently insurable will continue to be insurable on an economic basis. There is no guarantee that any insurer will pay the full amount of any claim, that the insurer will not dispute or refuse to pay on any claim of loss or that the insurer will be solvent or financially able to pay any claim, especially in the case of a catastrophic loss in one geographical area. Additionally, all of the properties owned by an issuer, a Private Fund, or the Sub-REIT may be at risk in the event of an uninsured liability to third parties.
Litigation Risk. The acquisition, ownership and disposition of agriculture/farmland carry certain specific litigation risks. Litigation may be commenced with respect to a property acquired by an issuer, a Private Fund, or the Sub-REIT in relation to activities that took place prior to such issuer’s, Private Fund’s, or Sub-REIT’s acquisition of such property, or in relation to the prior owner of the property. In addition, at the time of disposition of an individual property, a potential buyer may claim that it should have been afforded the opportunity to purchase the asset or alternatively that such potential buyer should be awarded due diligence expenses incurred or statutory damages for misrepresentation relating to disclosure made, if such buyer is passed over in favor of another as part of an issuer, a Private Fund’s, or the Sub-REIT’s efforts to maximize sale proceeds. Similarly, successful buyers may later sue an issuer, a Private Fund, or the Sub-REIT under various damage theories, including those sounding in tort, for losses associated with latent defects or other problems not uncovered in due diligence.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund will invest a substantial portion of its assets in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act.
Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the prevailing price when it decided to sell. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at attractive prices or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
Additionally, the Fund’s repurchase process could involve substantial complications and delays, as the ability of the Fund to honor repurchase requests is dependent in part upon the Fund’s ability to make withdrawals from Private Funds which may be delayed, suspended altogether or not possible because, among other reasons, (i) many Private Funds permit withdrawals only on an infrequent basis, which timing is not likely to coincide with the repurchase dates of the Fund, (ii) some Private Funds may impose limits (known as “gates”) on the aggregate amount that a shareholder or all shareholders in the Private Fund may withdraw on any single withdrawal date, and (iii) the Private Funds’ portfolios may include investments that are difficult to value and that may only be able to be disposed of at substantial discounts or losses.
In addition, the Fund’s interests in the Private Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Fund pursuant to limited withdrawal rights. Some Private Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Fund managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Overall, the types of restrictions on investments by the Private Funds affect the Fund’s ability to invest in, hold, vote the shares of, or sell the Private Funds. Furthermore, the Fund, upon its withdrawal of all or a portion of its interest in a Private Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. In addition, each of the Sub-REIT and the VCRRX Subsidiary invests in illiquid assets, and may be unable to sell its assets, or be forced to sell them at reduced prices. The Sub-REIT and the Subsidiaries may be unable to sell their assets, or be forced to sell them at reduced prices. The Fund also may invest directly in other private securities that it may not be able to sell at the Fund’s current carrying value for the securities. The illiquidity of these securities may adversely affect the Fund.

Interval Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interval Fund Risk
The Fund is a closed-end investment company that provides limited liquidity through quarterly repurchase offers under Rule 23c-3 under the Investment Company Act and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly-traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the LLC Agreement and the Fund’s repurchase policy. Shareholders should not expect to be able to sell their Shares in a secondary market transaction regardless of how the Fund performs. Even though the Fund will offer to repurchase Shares on a quarterly basis, there is no guarantee that shareholders will be able to sell Shares at any given time or in the quantity desired. An investment in the Fund is considered an illiquid investment and the Shares are appropriate only for those investors who can tolerate risk and do not require a liquid investment.
In general, limited liquidity is provided to shareholders only through the Fund’s quarterly Repurchase Offers for not less than 5% nor more than 25% of the Shares outstanding on the Repurchase Request Deadline. The Repurchase Offer amount will be determined by the Board before each Repurchase Offer. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a quarterly Repurchase Offer. The Fund’s Repurchase Offers may be, and in the past have been, oversubscribed. In the event of oversubscription, the Fund may repurchase, and in the past has repurchased, shares on a pro rata basis. Because of the potential for proration, some shareholders might tender more shares than they wish to have repurchased in order to ensure the repurchase of specific number of Shares. Additionally, in certain instances such Repurchase Offers may be suspended or postponed by a vote of a majority of the Board, including a vote by a majority of the Independent Directors, as permitted by the Investment Company Act and other laws. See “Quarterly Repurchases of Shares.”

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The value of the Fund’s investments will be difficult to ascertain, and the valuations provided in respect of the Private Funds, the Subsidiaries, the Sub-REIT, private debt investments, and other private securities will likely vary from the amounts the Fund would receive upon withdrawal, realization or other disposition of these investments. While the value of the Fund’s publicly-traded securities is more readily ascertainable, the Fund’s ownership interest in Private Funds, the Subsidiaries, the Sub-REIT, private debt investments and other private securities that are not publicly traded will depend on appraisers, pricing agents and other service providers, arrangers, Managers, and property managers to the Sub-REIT to provide a valuation, or assistance with a valuation, of the Fund’s investment. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide only an estimate of value. Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a Manager as of a specific date, or of the Sub-REIT provided by a property manager, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.
The process of valuing the Fund’s private debt investments and other private investments for which reliable market quotations are not available is based on inherent uncertainties. Price estimates and other valuation information from third parties may at times be unavailable or unreliable. In particular, valuations of the Fund’s privately-issued debt investments backed by infrastructure assets may fluctuate over short periods of time depending on the nature of the asset. Pricing may be based on valuation ranges as opposed to specific price estimates and the Adviser may seek to fair value such investments using inputs such as comparable public market valuations, comparable transaction prices, discounted cash flow analyses, assessments of borrower credit quality and other financial or other relevant information. The Fund’s determination of fair value may differ materially from the values that would have been used if a liquid trading market for these securities existed. The Fund’s NAV could be adversely affected if the determinations regarding the fair value of its private debt investments and other private investments were materially higher than the values that the Fund ultimately realizes upon the disposition of such investments.
For information about the value of the Fund’s investment in Private Funds, the Adviser will be dependent on valuations or other information provided by the Private Funds, including quarterly unaudited financial statements. Such valuations may be based on fair valuation procedures and may prove to be inaccurate, which could adversely affect the Adviser’s ability to value accurately the Fund’s Shares. Shareholders should be aware that the situations involving uncertainties as to the valuation of the investments of the Fund could have an adverse effect on the NAV of the Fund if the judgments of the Adviser regarding appropriate valuations should prove incorrect. The Adviser faces conflicts of interest in assisting with the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation.
In addition, the valuations of the Fund’s investments in Private Funds, the Sub-REIT, private debt investments and other private securities are subject to later adjustment or revision. If the Fund’s NAV is adjusted after a shareholder receives their Shares upon purchase or receives repurchase proceeds in a repurchase offer, the adjustment will not, in most cases, result in an adjustment to the number of Shares received by the shareholder in a purchase or a shareholder’s repurchase proceeds in a repurchase offer.
Accordingly, there can be no assurance that the stated NAV of the Fund, as calculated based on such valuations, will be accurate on any given date, nor can there be any assurance that the sale of any property would be at a price equivalent to the last estimated value of such property. If at any time the stated NAV of the Fund is lower than its true value, those investors who have their Shares repurchased at such time will be underpaid and investors who retain their Shares would be adversely affected if more Shares were to be issued at the low price than are repurchased at that price. Conversely, if the Fund’s stated NAV is higher than its true value, those investors who purchase Shares at such time will overpay, and if repurchases of Shares based on a high stated NAV were to exceed purchases of Shares at that value, investors who do not have their Shares repurchased will be adversely affected. In addition, investors would be adversely affected by higher fees payable to the Adviser if the gross asset value of the Fund is overstated.
As a result, the NAV of the Fund, as determined based on the fair value of its investments in Private Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Funds. This could adversely affect shareholders whose Shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment in connection with its withdrawal of its investment from a Private Fund, resulting in a dilution of the value of the Shares of shareholders who do not tender their Shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders. The Adviser will attempt to resolve any conflicts between valuations assigned by Manager and fair value as determined by the Adviser by seeking information from the Manager and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund’s investment. Shareholders in the Fund have no individual right to receive information about the Private Funds or the Managers, will not be shareholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, Managers or any of their respective affiliates.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
There are significant risks associated with borrowings and leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Investors in the Fund should consider the various risks of leverage, including, without limitation, the risks described below. There is no assurance that a leveraging strategy would be successful.
Leverage involves risks and special considerations for shareholders including:
•	the likelihood of greater volatility of NAV of the Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders;
•	the effect of leverage in a declining market or a rising interest rate environment, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged;
•	the potential for an increase in operating costs, which may reduce the Fund’s total return; and
•	the possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time.
In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.
Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the Investment Company Act. In addition, borrowings by the Fund may be made on a secured basis. The Fund’s Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Fund’s Custodian, to liquidate the Fund’s assets, which may include redemption of the Fund’s investments in underlying Private Funds, without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.
The use of leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment, and may lose all of its capital.
Interest or other expenses payable by the Fund with respect to its borrowings generally will be based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest rates and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher dividends to shareholders than if the Fund were not so leveraged. If, however, shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs of leverage to the Fund (including interest expenses on borrowings) could exceed the rate of return on the investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders and will reduce the investment return of the Shares. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher yield on the Shares, and it may result in losses.
In addition to any borrowing utilized by the Fund, the VCRRX Subsidiary, the Sub-REIT, and the Private Funds in which the Fund invests may utilize leverage. The Sub-REIT and the Private Funds may be able to borrow, subject to the limitations of their charters and operative documents. While leverage presents opportunities for increasing the Fund’s, the VCRRX Subsidiary’s, the Sub-REIT’s, or a Private Fund’s total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the required interest payments on the borrowings, the value of the Fund, the VCRRX Subsidiary, the Sub-REIT, or the Private Fund will decrease. Additionally, any event which adversely affects the value of an investment by the Fund, the VCRRX Subsidiary, the Sub-REIT, or a Private Fund would be magnified to the extent the Fund, the VCRRX Subsidiary, the Sub-REIT or such Private Fund, is leveraged. Furthermore, because the Private Funds may themselves incur higher level of leverage than that which the Fund is permitted, the Fund could be effectively leveraged in an amount far greater than the limit imposed by the Investment Company Act.
The cumulative effect of the use of leverage by the Sub-REIT or a Private Fund in a market that moves adversely to the Sub-REIT or such Private Fund’s investments could result in a substantial loss which would be greater than if the Sub-REIT or Private Fund were not leveraged.

Debt Securities and Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities and Related Investments Risk
The Fund intends to invest in real asset-related debt securities, including but not limited to senior secured debt, subordinated debt, real-asset related loans, mezzanine debt, and other similar types of investments. These securities are subject to credit risk and interest rate risk. In addition, certain factors may affect materially and adversely the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund may invest in debt securities that are unrated, or, if rated, below investment grade (commonly referred to as “high yield” securities or “junk bonds”), and whether or not rated, the debt securities may have speculative characteristics. In addition, there may be transfer restrictions on the private debt securities or, if applicable, the secondary market on which such debt securities are traded may be less liquid than the market for investment-grade securities, meaning such debt securities are subject to greater liquidity risk than investment-grade securities, and it may be more difficult to hedge against the risks associated with such debt securities. The Adviser is partially reliant on its relationships with arrangers in connection with the Adviser’s ability to source private debt and loan opportunities for the Fund. To the extent the Adviser is unable to develop or maintain relationships with qualified arrangers, the Adviser may have difficulty ensuring the Fund’s access to suitable private debt and loan opportunities. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and the Fund may not be able to achieve its desired investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.
Investments of the Fund in the form of private debt securities generally are expected to be held for the duration of their term. While from time to time the Fund may seek to exit an investment prior to maturity, investments are likely to be relatively illiquid. The Fund’s ability to dispose of investments in such situations may be constrained by a general shortage of local capital and the absence of interest from third parties who may be seeking to acquire the debt securities and any such exit or disposal may be at a discount.

Loans and Loan-Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans and Loan-Related Investments Risk
In addition to risks generally associated with debt securities and related investments (e.g., credit risk, interest rate risk), loans and loan-related investments, including loan participations and assignments, are subject to other risks. Although a loan obligation may be fully collateralized at the time of origination or acquisition, the collateral may subsequently decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value. Many loans and loan-related investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower.
There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. Loans are subject to the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of the loan. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s performance could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and the Fund could become part owner of any collateral if a loan is foreclosed, subjecting the Fund to costs associated with owning and disposing of the collateral.
The Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws in connection with its loan-related investments, although it may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s repurchase obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from a credit facility, if necessary to raise cash to meet its obligations. During periods of heightened repurchase activity or distressed market conditions, the Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).
The Fund may invest in loans in any part of the capital structure. Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”). Second lien loans are subordinated to the security interest of the senior lender or unsecured, and thus lower in priority of payment to senior loans, and are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than senior loans of the same borrower, have greater price volatility, and may be less liquid. Unsecured loans will not benefit from any interest in collateral of the borrower. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund.
The Fund may have difficulty disposing of loans and loan participations because to do so it will have to assign or sell such securities to a third party. Because there is no liquid market for many such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular loans and loan participations when that would be desirable, including in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for loans and loan participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s portfolio.
Generally, loans have the benefit of covenants that impose restrictions and obligations on the borrower, including, in some cases, restrictions on ability of the borrower to further encumber its assets. “Covenant-lite” agreements feature incurrence covenants, as opposed to more restrictive maintenance covenants. Under a maintenance covenant, the borrower would need to meet regular, specific financial tests, while under an incurrence covenant, the borrower only would be required to comply with the financial tests at the time it takes certain actions (e.g., issuing additional debt, paying a dividend, making an acquisition). A covenant-lite obligation contains fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.

Loan Assignment and Participation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Assignment and Participation Risk
The Fund may purchase loan assignments and participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral and may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest. Because assignments may be arranged through private negotiations, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could have a partial ownership interest in any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In connection with purchasing participations, the Fund generally will not have any right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. The Fund may be subject to greater delays, expenses, and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower). As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
The credit quality of securities held by the Fund can change rapidly in certain market environments, particularly during times of market volatility, and the default of a single holding could cause significant NAV deterioration. An issuer or guarantor of debt securities or the borrower on a loan (or a borrower or counterparty to a repurchase agreement or reverse repurchase agreement) may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms and/or may go bankrupt. These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities. The Fund’s returns would be adversely impacted if a borrower becomes unable to make such payments when due. Although the Fund will make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Certain of the Fund’s investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the borrower’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the borrower, the occurrence of which is uncertain.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Securities Risk
High yield securities (commonly referred to as “junk bonds”) are below investment grade debt securities or comparable unrated securities and are considered predominantly speculative. Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The issuers of high yield securities may be more adversely affected than issuers of higher rated securities by specific corporate or governmental developments or the issuers’ inability to meet specific projected business forecasts. Changes in economic conditions are more likely to lead to a weakened capacity for the issuers of these securities to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic recession could disrupt the market for high yield securities and may have an adverse impact on the value of such securities. An economic downturn also could adversely affect the ability of leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent that it invests in such securities. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.
The secondary market for high yield securities is not usually as liquid as the secondary market for more highly rated securities, a factor that may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these and other circumstances, may be less than the prices used in calculating the Fund’s NAV.
Since investors generally perceive that there are greater risks associated with lower quality debt securities, the yields and prices of such securities tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption, Health Crises, Terrorism and Geopolitical Risks
The Fund’s investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. Real Asset Related Investments values may experience greater volatility during periods of challenging market conditions, which periods may be similar to or worse than the conditions experienced from late
2007 through 2009. In addition, there can be severe limitations on an investor’s ability to sell certain Real Asset Related Investments, including those that are of higher credit quality, during a period of reduced credit market liquidity. Therefore, the Fund’s NAV will fluctuate. Shareholders may experience a significant decline in the value of their investment and could lose money. The Fund should be considered a speculative investment, and investors should invest in the Fund only if they can sustain a complete loss of their investment.
The Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, diplomatic events, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. These events, as well as other changes in world economic, political and health conditions and their impact on the Fund are difficult to predict and could adversely affect individual issuers or related groups of issuers, issuers located in a particular geographic region, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of investments. At such times, exposure to a number of other risks described elsewhere in this section can increase.
The impact of COVID-19, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying repurchase requests, see “Risk Factors – Interval Fund Risk”), disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk
Identifying and allocating assets among the appropriate investments is difficult and involves a high degree of uncertainty. The performance of the Fund depends in large part upon the Adviser’s successful application of analytical skills and investment judgement; the ability of the Adviser to choose successful Managers; and the ability of the Adviser and the Managers to develop and implement investment strategies that achieve the Fund’s investment objective. There may be limited market opportunities in certain Real Asset Related Investments, including Private Funds and private debt, and the Fund may not be able to achieve its desired investment pace. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.
Although the Adviser monitors the Managers, it is possible that one or more Managers may take substantial positions in the same instruments or markets at the same time, thereby interfering with the Fund’s investment goals. In addition, Managers may make investment decisions that conflict with each other; for example, at any particular time, one Manager may be purchasing shares of an issuer whose shares are being sold by another Manager. Consequently, the Fund indirectly could incur transaction costs without accomplishing any net investment result.
Furthermore, the Managers have varying levels of experience – some may be newly organized and have no, or limited, operating histories. Although the Adviser receives detailed information from each Manager regarding its historical performance and investment strategy, there may be some information that the Adviser cannot independently verify. In addition, a particular Manager’s past successful performance is not necessarily an indication of such Manager’s future performance. There can be no assurance that the Adviser’s assessments of Managers will prove accurate or that the Fund will achieve its investment objective.
In addition, Managers, like other Fund service providers, are subject to various risks, including risks relating to operations and back-office functions, property management, accounting, administration, risk management, valuation services and reporting. Managers may also face competition from other industry participants that may be more established, have larger asset bases and have larger numbers of qualified management and technical personnel. Additionally, the investment strategies pursued by Managers may evolve over time, which may limit the Adviser’s ability to assess a Manager’s ability to achieve its long-term investment objective.
While the Fund and the Adviser will evaluate regularly each Private Fund and its Manager and the Sub-Adviser to determine whether their respective investment programs are consistent with the Fund’s investment objective and whether the investment performance is satisfactory, the Adviser will not have any control over the investments made by a Private Fund and limited control over the investments made the Sub-Advisers. The Adviser’s or Sub-Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or investment strategy may prove to be incorrect, and may cause the Fund to incur losses.
Even though Private Funds are subject to certain constraints, the Managers may change aspects of their investment strategies without prior notice to the Fund. The Managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for the Private Fund). The Adviser may reallocate the Fund’s investments among the Private Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Private Funds. The Fund’s investments in certain Private Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should a Private Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes. The Adviser will engage in due diligence in an effort to ensure that the Fund’s assets are invested in Private Funds that provide reports that will enable them to monitor the Fund’s investments as to their overall performance, sources of income, asset valuations, and liabilities; however, there is no assurance that such efforts will necessarily detect fraud, malfeasance, inadequate back office systems, or other flaws or problems with respect to the Private Fund’s operations and activities. The Adviser will be dependent on information provided by the Private Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective.
Conflicts of interest may arise from the fact that the Adviser, the Managers and their respective affiliates may be carrying on substantial investment activities for other clients in which the Fund has no interest. The Adviser, the Managers and their respective affiliates manage the assets of and/or provide advice to registered investment companies, private investment funds and individual accounts (collectively, “Adviser Clients”) other than the Fund, which could compete for the same investment opportunities as the Fund. In addition, the Adviser, the Managers and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in private investment funds, private investment companies or other investment vehicles in which the Fund will have no interest. The Adviser, the Managers and their respective affiliates may determine that an investment opportunity in a particular investment vehicle is appropriate for a particular Adviser Client or for themselves or their officers, directors, partners, members or employees, but not for the Fund. Situations may arise in which the Adviser, the Managers and/or their respective affiliates or Adviser Clients have made investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or available to, the Fund. The investment activities of the Adviser, the Managers and their respective affiliates and any of their respective officers, directors, partners, members or employees may disadvantage the Fund in certain situations, if, among other reasons, the investment activities limit the Fund’s ability to invest.
Furthermore, the officers or employees of the Adviser will be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity among the Fund and Adviser Clients. The Adviser and its respective officers and employees will devote so much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.
Personnel of the Adviser may also periodically discuss investment research and due diligence with portfolio managers and other senior personnel of the Managers and/or their respective affiliates. Investment decisions for the Fund are made independently from those of Adviser Clients. If, however, the Fund desires to invest in, or withdraw from, the same Private Fund as an Adviser Client, the opportunity will be allocated equitably. Decisions in this regard are necessarily subjective and there is no requirement that the Fund participate, or participate to the same extent as the Adviser Clients, in all available investments. In some cases, investments for Adviser Clients may be on terms different from, and sometimes more favorable than, an investment made on behalf of the Fund. In addition, the Adviser, the Managers and/or their respective affiliates or Adviser Clients may also have an interest in an account or investment vehicle managed by, or enter into relationships with, the Sub-Adviser or its affiliates on terms different, and potentially more favorable, than an interest in the Fund, which may adversely affect the amount the Fund will be able to invest in a Private Fund. In other cases, the Fund may invest in a manner opposite to that of Adviser Clients (i.e., the Fund buying an investment when Adviser Clients are selling, and vice-versa). Additionally, because any selling agents or their affiliates may provide brokerage, placement, investment banking and other financial or advisory services from time to time to one or more accounts or entities managed by the Managers or their respective affiliates, including the Private Funds, and receive compensation for providing these services, these relationships could preclude the Fund from engaging in certain transactions and could constrain the Fund’s investment flexibility. In addition, the Fund is subject to certain limitations relating to joint transactions with affiliates, which in certain circumstances will limit the Fund’s ability to make investments or enter into other transactions alongside other Adviser Clients. There can be no assurance that such regulatory restrictions will not adversely affect the Fund’s ability to capitalize on attractive investment opportunities. Managers may also receive research products and services in connection with the brokerage services that the Adviser, the Managers managing Private Funds, the Sub-Adviser acting as sub-adviser, and their respective affiliates may provide from time to time to one or more Manager accounts or to the Fund.
In addition, there may be a conflict of interest as a result of the fact that the Adviser receives the Investment Management Fee irrespective of the allocation of the Fund’s assets among the Adviser, the Sub-Advisers, the Private Funds, the Subsidiaries, the Sub-REIT, and other registered investment companies. Because the Adviser compensates the Sub-Advisers from its Investment Management Fee, the Adviser may have an economic incentive to allocate less capital to the securities in which the Sub-Adviser invests. There may also be an incentive for the Adviser to allocate fewer assets to the Sub-Adviser overall. However, if the overall time, expense, and other resources expended by the Adviser to select and monitor sub-advisers of the Fund is less than what the Adviser expends to select and monitor direct investments, investments in Private Funds, investments in the Subsidiaries, the Sub-REIT or other registered investment companies, the Adviser will have an incentive to allocate more of the Fund’s assets to sub-advisers. The Board monitors this potential conflict of interest and any effect it may have on the Fund and its shareholders. Under normal circumstances, the Adviser does not believe that its overall cost and expense will differ materially between selecting and monitoring direct investments on the one hand, or in compensating sub-advisers, on the other.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
Common and preferred stocks represent equity ownership in a company. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. Stock markets are volatile, and the value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
Investments in preferred stocks may also be subject to additional risks. For example, preferred stocks sometimes include provisions that permit the issuer to defer distributions for a period of time. When distributions are deferred, the Fund may be required to recognize income for tax purposes in excess of distributions received by the Fund. In addition, shareholder rights in preferred stocks often differ from shareholder rights in common stocks. There may be limited or no voting rights for preferred shareholders, and the issuer may have the right to redeem preferred stock without consent of preferred stock shareholders. Preferred securities may also be substantially less liquid than other equity securities and, therefore, may be subject to greater liquidity risk.

Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Funds Risk
The Private Funds will not be subject to the Investment Company Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to shareholders under the Investment Company Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the Managers, and leverage limitations, and investment restrictions. Further, the Fund’s investments in Private Funds may be subject to heightened valuation, safekeeping, liquidity, and regulatory risks.
The Private Funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, the Private Funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of the Private Funds, and is dependent on information provided by the Managers. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of Private Funds in which the Fund can invest.
The Manager of a Private Fund may draw down on the Fund’s capital commitment all at once or in a series of capital calls. The portion of the Fund’s commitment to a Private Fund that has not been called is referred to as an “unfunded commitment.” The Fund may have a contractual obligation to provide capital to meet its unfunded commitment when the Manager draws upon the commitment. At the time the Fund enters into an unfunded commitment, it must have a reasonable belief that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. Under certain circumstances, this requirement could reduce the Fund’s flexibility to make investments in Private Funds, and the Fund may be required to hold a substantial amount of its assets in money market securities, cash or cash equivalents, possibly for prolong periods of time; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
The Fund may also be required to indemnify certain of the Private Funds from any liability, damage, cost or expense arising out of breaches of representations and warranties included in the Private Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares. In addition, Private Funds may have indemnification obligations to the respective service providers they employ, which may result in increases to the fees and expenses for such Private Funds.
Prohibitions contained in the Investment Company Act on certain transactions between a registered investment company and its affiliated persons, or affiliated persons of those affiliated persons, restrict the Fund from investing in Private Funds sponsored or managed by the Adviser or its affiliates. In general, the Fund seeks to limit its investment in any one Private Fund to less than 25% of the Fund’s assets. The Fund may invest substantially all of its assets in non-voting securities of Private Funds. To the extent the Fund holds non-voting securities of, or contractually foregoes the right to vote in respect of, a Private Fund (which it intends to do in order to avoid being considered an affiliated person of a Private Fund within the meaning of the Investment Company Act), it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors of the Private Fund, including a matter that could adversely affect the Fund’s investment, such as changes to the Private Fund’s investment objective or policies or the termination of the Private Fund. Notwithstanding these waivers and limitations, the Fund may nevertheless be considered, under certain circumstances, to be an affiliate of a Private Fund. As such, the Fund might be subject to limitations imposed by the Investment Company Act on purchasing more interests in, or redeeming its interests from, such Private Fund, even if the additional investment or redemption would be beneficial to the Fund.
By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by a Private Fund. Performance fees may create an incentive for the Private Fund’s manager to make investments that are riskier or more speculative than those it might have made in the absence of a performance fee, which may result in losses. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Fund.
The Fund’s investments in Private Funds are priced according to their fair value, as determined in good faith by the Adviser. These valuations are based on estimates, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if readily available market values were available for all of the Fund’s investments.
Investment in Private Funds carries the risk of loss due to Private Funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more Private Funds, including changes in control and mergers. The effect of such changes on a Private Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of Private Funds.

Foreign Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investing Risk
Foreign investments by the Fund and Private Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of Real Asset Related Investments may be restricted, requiring the Private Funds in which the Fund invests to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs that adversely affect the returns sought by the Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight, which may, for example, involve punitive taxation (including high withholding taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:
•	unfavorable changes in currency rates and exchange control regulations;
•	reduced availability of information regarding foreign companies;
•	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;
•	reduced liquidity and greater volatility;
•	difficulty in obtaining or enforcing a judgment;
•	increased brokerage commissions and custody fees; and
•	increased potential for corrupt business practices in certain foreign countries.
As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. Certain Private Funds that invest in foreign jurisdictions may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the Fund’s rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability of certain Private Funds to liquidate collateral held in non-U.S. jurisdictions may become difficult.
The Fund does not intend to obtain political risk insurance. Accordingly, actions of foreign governments could have a significant effect on economic actions in their respective countries, which could affect private sector real asset and real asset-related companies and the prices and yields of investments. Exchange control regulations, expropriation, confiscatory taxation, sanctions against a particular country or countries, organizations, entities and/or individuals, embargos, nationalization, political, economic or social instability or other economic or political developments in such countries could adversely affect the assets of the Fund.
Political changes or a deterioration of a foreign nation’s domestic economy or balance of trade may indirectly affect the Fund’s investment in a particular real asset or Real Asset Related Investment in that nation. Moreover, the investments could be adversely affected by changes in the general economic climate or the economic factors affecting Real Asset Related Investments or related industries, changes in tax law or specific developments within such industries or interest rate movements. While the Adviser intends to manage foreign investments in a manner that it believes will minimize the Fund’s exposure to such risks, there can be no assurance that adverse political or economic changes will not cause the Fund to suffer losses.
Global economies and financial markets are interconnected, and conditions in one country, region, or market could adversely impact economic conditions, market conditions, and issuers in other countries, regions, or markets. For example, a member state’s decision to leave the European Economic and Monetary Union and/or the European Union, or any increased uncertainty as to the status of such entities, could have significant adverse effects on global currency and financial markets, and on the values of the Fund’s investments. Additionally, certain European countries have developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect European issuers that rely on the U.S. for trade. Moreover, the national politics of countries in Europe have been unpredictable and subject to influence by disruptive political groups and ideologies, including for example, secessionist movements. The governments of European countries may be subject to change and such countries may experience social and political unrest. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.
In addition to the risks associated with investments in foreign Real Asset Related Investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “Risk Factors – Emerging Markets Risk.”

Currency and Exchange Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency and Exchange Rate Risks
The Fund may engage in practices and strategies that will result in exposure to fluctuations in foreign exchange rates, including through investments in the Private Funds and Real Asset Securities, in which case the Fund will be subject to foreign currency risk. The Fund’s Shares are priced in U.S. dollars and the capital contributions to, and distributions from, the Fund are paid in U.S. dollars. However, because a portion of the Fund’s assets may be denominated directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries.
Currency rates in foreign (non-U.S.) countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or foreign (non-U.S.) governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions.
Furthermore, the Fund may (but is not required to) attempt to hedge its exposure to foreign currencies, to reduce the risk of loss due to fluctuations in currency exchange rates relative to the U.S. dollar. There is no assurance, however, that currency hedging strategies will be used by the Fund or, if used, that they will be successful. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund. See “Risk Factors – Hedging Transactions Risk.”

Environmental and Unforeseen Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental and Unforeseen Liabilities Risk
The Fund could face substantial risk of loss from claims based on environmental problems associated with the real assets underlying the Fund’s investments, including claims in connection with adverse effects from global climate change. For example, persistent wildfires, a rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause assets to lose value or become unmarketable altogether. Furthermore, changes in environmental laws or in the environmental condition of an asset may create liabilities that did not exist at the time of the acquisition of such investment by the Fund and that could not have been foreseen. Such laws often impose liability whether or not the owner or operator knew of, or was responsible for, the presence of such environmental condition. In addition, divestment trends tied to concerns about climate change could also adversely affect the value of certain assets.
In addition to the risk of environmental liability attaching to an investment, it is possible that investments acquired by the Fund could be affected by undisclosed matters. In respect of acquired land, the Fund’s investment in a Private Fund or the Sub-REIT that owns such land could be affected by undisclosed matters such as legal easements, leases and all charges on property that have been registered and all charges that the acquiring entity is or should have been aware of at the time of the acquisition. Liability could also arise from the breaches of planning legislation and building regulations. Undisclosed breaches of other statutory regimes such as health and safety, fire and public health legislation, could also give rise to liability. The property owner could also be liable for undisclosed duties payable to municipalities and counties as well as public claims deriving from supply to the property of water, electricity and other utilities and services (i.e., undisclosed liabilities). It is therefore possible that the Fund could acquire an investment affected by such matters, which may have a material adverse effect on the value of such investments.

Business and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Business and Regulatory Risks
Legal, tax and regulatory changes (including laws and regulations relating to registered investment companies, the securities and derivatives markets, taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances, may adversely affect the Fund. These factors may affect, among other things, the level of volatility of the prices of securities and real assets, the liquidity of the Fund’s investments and the availability of certain securities and investments. Volatility or illiquidity could impair the Fund’s returns or result in significant losses. Additionally, the securities markets are subject to comprehensive statutes and regulations and the regulatory environment for Private Funds and the Subsidiaries is evolving. Changes in the regulation of investment companies, securities markets, Private Funds, or the Subsidiaries may adversely affect the value of investments held by the Fund and the ability of the Fund to pursue successfully its investment strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.
Recent technological developments in, and the increasingly widespread use of, AI Technologies may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI Technologies. As AI Technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Fees and Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fees and Expenses Risk
By investing in the Private Funds, the Subsidiaries, the Sub-REIT, and other registered investment companies indirectly through the Fund, a shareholder bears two layers of fees and expenses – at the Fund level and the Private Fund, Subsidiary, Sub-REIT, or other investment company level. In the aggregate, these fees and expenses could be substantial and adversely affect the value of any investment in the Fund. In addition, to the extent loan and other private debt opportunities are made available through arrangers, the Fund will be responsible for sourcing fees and other compensation. The Adviser has contractually agreed to reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees the Adviser receives from the VCRRX Subsidiary and from other investment companies advised by the Adviser in which the Fund invests and to waive any management fees it receives from the Sub-REIT in order to avoid “double-counting” assets. The Fund will indirectly bear its proportionate share of any management fees paid by unaffiliated investment companies and other operating expenses paid by unaffiliated and affiliated investment companies in which it invests.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk
The non-U.S. securities in which the Fund or a Private Fund invests may include securities of companies based in emerging countries or issued by the governments of such countries. Investing in securities of certain of such countries and companies involves certain considerations not usually associated with investing in securities of developed countries or of companies located in developed countries, including political and economic considerations, such as greater risks of expropriation, confiscatory taxation, imposition of withholding or other taxes on dividends, interest, capital gains, other income or gross sale or disposition proceeds, limitations on the removal of funds, nationalization and general social, political and economic instability; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and in price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; certain government policies that may restrict the Fund’s or a Private Fund’s investment opportunities; problems that may arise in connection with the clearance and settlement of trades; inflation and rapid fluctuations in inflation rates in the economies of certain emerging market countries; overdependence on exports, particularly with respect to primary commodities, which makes such economies vulnerable to volatile fluctuations in commodity prices; and overburdened infrastructure, such as delays in local postal, transport, banking or communications systems that could cause the Fund to lose rights, opportunities or entitlements and expose it to currency fluctuations. In addition, accounting and financial reporting standards that prevail in certain of such countries generally are not equivalent to standards in more developed countries and, consequently, less information is available to investors in companies located in these countries than is available to investors in companies located in more developed countries. There is also less regulation, generally, of the securities markets in emerging countries than there is in more developed countries. Placing securities with a custodian in an emerging country may also present considerable risks.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk
Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service. The Fund may also invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Underlying Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Underlying Investment Risk
By investing through certain investment vehicles, including the Sub-REIT, one or more Subsidiaries, including the VCRRX Subsidiary, or other investment companies, the Fund is exposed to the risks associated with the investments of such vehicles, which are the same risks associated with the Fund’s investments. The Subsidiaries and the Sub-REIT are not registered under the Investment Company Act, and therefore are not subject to all of the investor protections of the Investment Company Act, although each will comply with certain sections of the Investment Company Act on a consolidated basis with the Fund. The Fund will wholly own or control each Subsidiary and the Sub-REIT, which, like the Fund, will be managed by the Adviser, making it unlikely that any Subsidiary or the Sub-REIT will take action contrary to the interests of the Fund and its shareholders. The Adviser will manage the VCRRX Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that the investment objective of an underlying investment vehicle will be achieved. Changes in the laws of the United States and/or any state under which the Fund, the Sub-REIT, or any Subsidiary is organized, could result in the inability of the Fund, the Sub-REIT, or such Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.

Tax Risks – Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks – Fund
Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its ordinary income and net short-term gains in the form of deductible dividends.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the Private Funds in which the Fund is invested. However, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Private Funds in which the Fund can invest and may adversely bear on the Fund’s ability to qualify as a RIC under Subchapter M of the Code. The Fund expects to receive information from each Private Fund regarding its investment performance on a regular basis.
Private Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of such a Private Fund’s income until such income has been earned by the Private Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.
In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Private Fund that limit utilization of this cure period.
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Private Funds. The Fund’s investment in Private Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for the excise tax with respect to certain undistributed amounts. See “Taxes” and, in the SAI, “Tax Aspects.” Investors will be required each year to pay applicable federal and state income taxes on their respective shares of any distributions from the Fund. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.
The Fund invests in Private Funds located outside the United States. Such Private Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Private Funds. See “Taxes” and, in the SAI, “Tax Aspects.”

Tax Risks – Subsidiaries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks – Subsidiaries
The Fund is permitted to invest up to 25% of its total assets in each of the Sub-REIT and the VCRRX Subsidiary. In order to qualify as a RIC, the Fund must limit its investment in any one issuer or any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses to no more than 25% of the Fund’s total assets. It is possible that the Sub-REIT and the VCRRX Subsidiary will be treated as engaged in the same, similar or related trades or businesses for this purpose. As a result, the Fund may be required to limit its investment in the Sub-REIT and the VCRRX Subsidiary in the aggregate to 25% of the Fund’s total assets.
The VCRRX Subsidiary has elected to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where a Subsidiary, such as the VCRRX Subsidiary, is organized in the U.S., the Subsidiary generally will be liable for an entity-level U.S. federal income tax on its income from U.S. and non-U.S. sources, as well as any applicable state taxes, which will reduce the Fund’s return on its investment in the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Fund. Changes in the tax laws of the United States and/or any state in which a Subsidiary is organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its shareholders.

Tax Risks – Sub-REIT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks – Sub-REIT
The Sub-REIT has elected to be taxed as a REIT for U.S. federal income tax purposes. As long as certain requirements are met, a REIT generally is not subject to entity-level tax on the income and gain it distributes to its shareholders. In order to qualify as a REIT under the Code, the Sub-REIT must satisfy a number of requirements on a continuing basis, including requirements regarding the composition of its assets, sources of its gross income, distributions and shareholder ownership. The Fund intends to structure the Sub-REIT and its activities in a manner designed to satisfy all of these requirements. However, the application of such requirements is not entirely clear, and it is possible that the IRS may interpret or apply those requirements in a manner that jeopardizes the ability of the Sub-REIT to satisfy all of the requirements for qualification as a REIT.
Not more than 50% of the value of the Sub-REIT’s outstanding capital stock may be owned, directly or indirectly, by five or fewer individuals or certain specified entities at any time during the last half of any calendar year (the “Five or Fewer Test”), and the Sub-REIT’s shares must be held by a minimum of 100 persons during at least 335 days in each taxable year (the “100-shareholder test”), subsequent to the first taxable year for which the Sub-REIT’s qualification as a REIT is effective. For purposes of the Five or Fewer Test, the Sub-REIT will “look through” to the beneficial owners of the Fund’s shares. Accordingly, if five or fewer individuals or certain specified entities, at any time during the last half of any calendar year, own, directly or indirectly, more than 50% of the Sub-REIT’s shares through the Fund, then the Sub-REIT’s qualification as a REIT could be jeopardized. The provisions of the Investment Company Act, such as those pertaining to a closed-end fund’s purchase of its own shares, may conflict with the kind of shareholder ownership limitations that are commonly used by REITs to ensure compliance with the Five or Fewer Test. The Fund may not have the information necessary for it to ascertain with certainty whether or not the Sub-REIT satisfies the Five or Fewer Test. Accordingly, there can be no assurance that the Sub-REIT will continue to qualify and be able to minimize its entity-level tax liability through distributions, as discussed below.
In order to meet the 100-shareholder test necessary to qualify as a REIT under the Code, the Sub-REIT has approximately 100 to 125 preferred shareholders who are “accredited investors” as defined in Regulation D of the Securities Act and are “qualified purchasers” for purposes of the Investment Company Act and the rules and regulations promulgated thereunder. The Sub-REIT’s preferred shareholders have priority in the payment of dividends on their preferred shares at the established rate. As such, dividend payments to the Sub-REIT’s preferred shareholders, along with any other expenses of the Sub-REIT, may reduce the amount of income payable by the Sub-REIT to the Fund.
Further, to be eligible for treatment as a REIT under the Code, among other things, the Sub-REIT is generally required each year to distribute to its shareholders at least 90% of its REIT taxable income determined without regard to the dividends-paid deduction and excluding net capital gain. To the extent that it does not distribute all of its net capital gains, or distributes at least 90%, but less than 100%, of its REIT taxable income, as adjusted, it will have to pay an entity-level tax on amounts retained. Furthermore, if it fails to distribute during each calendar year at least the sum of (a) 85% of its ordinary income for that year, (b) 95% of its capital gain net income for that year, and (c) any undistributed taxable income from the preceding calendar year, it would have to pay a 4% nondeductible excise tax on the excess of the amounts required to be distributed over the sum of (a) the amounts that it actually distributed and (b) the amounts it retained and upon which it paid U.S. federal corporate income tax. These requirements could cause it to distribute amounts that otherwise would be spent on investments in real estate assets, and it is possible that the Sub-REIT might be required to borrow funds, possibly at unfavorable rates, or sell assets, possibly at unfavorable prices, to fund the required distributions.
Even if the Sub-REIT qualifies for taxation as a REIT, it may be subject to certain U.S. federal, state and local and foreign taxes on its income and assets, including taxes on any undistributed income, taxes on income from certain prohibited activities, including certain activities conducted as a result of a foreclosure, and state or local franchise, property and transfer taxes, including mortgage recording taxes. Dividends payable by the Sub-REIT to the Fund and, in turn, by the Fund to its shareholders, generally are not qualified dividends eligible for reduced rates of tax.
If the Sub-REIT fails to qualify as a REIT for any taxable year and it does not qualify for or chooses not to pursue certain statutory relief provisions, it will be subject to U.S. federal income tax on its taxable income at corporate rates. In addition, it will generally be disqualified from treatment as a REIT for the four taxable years following the year in which it loses its REIT status. Loss of the Sub-REIT’s REIT status will reduce its net earnings available for investment or distribution to shareholders because of the additional tax liability. In addition, distributions to shareholders will no longer qualify for the dividends paid deduction, and the Sub-REIT will no longer be required to make distributions. If this occurs, the Sub-REIT might be required to borrow funds or liquidate some investments in order to pay the applicable tax. See also “Taxation of REIT Subsidiary” in the Statement of Additional Information.

Mezzanine Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Loan Risk
The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or the entity that owns the interest in the entity owning the real property. These types of investments involve a higher degree of risk than first mortgage loans secured by income producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. As a result, the Fund may not recover some or all of its investment.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
The Fund may invest in preferred shares of other issuers. Preferred shares are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common shareholders, but after bond holders and other creditors. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed (or floating) dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. In addition, the terms of preferred shares often do not include covenants that impose restrictions and obligations on the borrower to the degree that a lender may impose in connection with a loan. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.
Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or noncumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.
The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

Joint Venture Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Joint Venture Risk
The Fund, directly or indirectly through a Subsidiary or the Sub-REIT, may enter into joint ventures with unaffiliated third parties to make investments. In certain of these joint ventures, the Fund may share control with the third-party partner (for example, the Fund may have approval rights over some or all of the joint venture’s activities and, in limited circumstances, may have the ability to require that the joint venture take specific actions), even though the Fund may hold a majority of the economic interests of a joint venture. In many cases, the third-party partner may provide services for the joint venture or its assets, including, without limitation, management of day-to-day operations, asset management, property management, construction or development management, and leasing, refinancing or disposition related services. Such investments may involve risks not otherwise present with other methods of investment. In addition, disputes between the Fund and its joint venture partners may result in litigation or arbitration that would increase the Fund’s expenses and prevent the Fund’s Directors and officers from focusing their time and efforts on the Fund’s business. The Fund may at times enter into arrangements that provide for unfunded commitments and, even when not contractually obligated to do so, may be incentivized to fund future commitments related to its investments.

Property Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Property Manager Risk
The Adviser, on behalf of the Fund or the Sub-REIT, may hire property managers to manage properties and leasing agents to lease vacancies in properties held directly or indirectly by the Sub-REIT. These property managers may be Fund affiliates or partners in joint ventures. The property managers may have significant decision-making authority with respect to the management of investment properties. The Fund’s ability to direct and control how its investment properties are managed on a day-to-day basis may be limited. Thus, the success of the Fund may depend in large part on the ability of property managers to manage the day-to-day operations and the ability of leasing agents to lease vacancies in properties. Any adversity experienced by, or problems in the Fund’s relationship with, property managers or leasing agents could adversely impact the operation and profitability of Fund investment properties.

Loan Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Origination Risk
The Fund may originate loans, including, without limitation, loans issued directly to real estate companies or in connection with projects focused on the management, development, construction, renovation, enhancement, maintenance, and/or operation of real-estate. Loans originated by the Fund may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. The Fund may originate loans to public or private entities of all types, including loans to U.S. and non-U.S. governmental entities or loans issued in connection with projects authorized or sponsored by such entities. The Fund may originate loans to borrowers that are unrated or have credit ratings that are determined by one or more NRSROs and/or the Adviser to be below investment grade. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower’s use of bridge loans also involves the risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A significant portion of the Fund’s investments may be originated, although the Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital and the risk of portfolio company defaults may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to Fund shareholders. After origination, the Fund may offer such investments for sale to third parties; however, there is no assurance that the Fund will complete the sale of any such investment. If the Fund is unable to sell, assign, or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments being concentrated in certain borrowers. The Fund will be responsible for the fees and expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be borne by the Fund and indirectly borne by the shareholders.
The results of the Fund’s origination activities depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term financing, conditions in the financial markets and economic conditions. Loan origination subjects the Fund to risks associated with debt instruments more generally, including credit risk, prepayment risk, valuation risk, and interest rate risk. Competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing or the decrease of interest income from loans originated by the Fund, which may further limit its ability to generate desired returns. In addition, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future, and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Adviser and/or the Sub-Adviser will be able to identify and make investments that are consistent with its investment objectives. In addition, the Fund may originate certain of its investments with the expectation of later syndicating a portion of such investment to third parties. Prior to such syndication, or if such syndication is not successful, the Fund’s exposure to the originated investment may exceed the exposure that the Adviser and/or the Sub-Adviser intended to have over the long-term or would have had had it purchased such investment in the secondary market rather than originating it.
Loan originators are subject to certain state law licensing and regulatory requirements and loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state Attorneys General, and by the federal government. Governmental investigations, examinations, regulatory actions, or private lawsuits may adversely affect such companies’ financial results. To the extent the Fund engages in loan origination and/or servicing, the Fund will be subject to enhanced risks of litigation, regulatory actions, and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties, or other charges, any or all of which could materially adversely affect the Fund and its holdings.

Access Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Access Risk
The Adviser is reliant on its relationships with arrangers in connection with the Adviser’s management of the Fund. To the extent the Adviser is unable to develop or maintain relationships with qualified arrangers, the Adviser may have difficulty ensuring the Fund’s access to suitable investment opportunities. On an ongoing basis, it cannot be certain that the Adviser and/or the arrangers will be able to continue to locate a sufficient number of suitable investment opportunities to allow the Fund to fully implement its investment strategy. In addition, privately negotiated investments in loans and illiquid securities of private companies require substantial due diligence and structuring, and the Fund may not be able to achieve its anticipated investment pace. These factors increase the uncertainty, and thus the risk, of investing in the Fund. To the extent the Fund is unable to deploy its capital, its investment income and, in turn, the results of its operations, will likely be materially adversely affected.

Investments in Third-Party Managed REITs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Third-Party Managed REITs Risk
The Fund will invest in Real Asset Related Investments directly and through Private Funds and entities that are intended to qualify as REITs. The risks of investing in REITs include certain risks associated with the real estate industry in general. Investments in REITs also involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Fund’s losses. In addition, to the extent the Fund holds interests in REITs, investors in the Fund bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). REITs may also fail to qualify for the favorable tax treatment available to REITs or may fail to maintain their exemptions from investment company registration. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no guarantee that any entity in or through which the Fund invests will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment and could adversely affect the Fund’s NAV.
Dividends paid by REITs do not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “Tax Aspects” in the SAI. The Fund’s investments in the Sub-REIT may include an additional risk to shareholders. Some or all of the Sub-REIT’s annual distributions to its investors may constitute a return of capital. Any such return of capital is not taxable, but will reduce the Fund’s basis in the Sub-REIT investment, but not below zero. To the extent the distributions from the Sub-REIT exceed the Fund’s basis in its shares of the Sub-REIT, the Fund will recognize gain, which may increase the likelihood that Fund distributions to shareholders may also include a return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their Shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s Shares, such shareholder will recognize a capital gain. See also “Tax Risks – Sub-REIT” below.

Privately Placed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privately Placed Securities Risk
The Fund may invest in non-exchange traded securities, including privately placed securities, which are subject to liquidity and valuation risks. These risks may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. There may also be less information available regarding such non-exchange traded securities than for publicly traded securities, which may make it more difficult for the Adviser to fully evaluate the risks of investing in such securities and as a result place the Fund’s assets at greater risk of loss than if the Adviser had more complete information. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible. Securities purchased in private placements may be subject to legal or contractual restrictions on resale. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration.

Market Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Capitalization Risk
The Fund may invest in equity securities without restriction as to market capitalization, such as those issued by medium-sized and smaller capitalization companies, including micro-cap companies. Those securities, particularly smaller-capitalization stocks, involve higher risks in some respects than do investments in securities of larger companies. The prices of the securities of some of these smaller companies are often more volatile and may be subject to more abrupt or erratic market movements than larger, more established companies, because they typically are more subject to changes in earnings and prospects, among other things. In addition, the risk of bankruptcy or insolvency of many smaller companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies, and, due to thin trading in some small-capitalization stocks, an investment in those securities may be highly illiquid. Some small companies have limited product lines, distribution channels and financial and managerial resources. Some of the companies in which the Fund invests may have product lines that have, in whole or in part, only recently been introduced to market or that may still be in the research or development stage. Such companies may also be dependent on key personnel with limited experience.
Micro-cap stocks typically involve greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable, their share prices tend to be more volatile, and their markets less liquid than stocks of companies with larger market capitalizations. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, and it can be difficult or impossible for the Fund to trade these securities at the desired time. Furthermore, publicly available information, including financial information, about micro-cap companies tends to be limited and some micro-cap companies trade over-the-counter or on a regional exchange with limited regulation. The relative lack of information, liquidity, and regulation results in an increased risk of corruption and fraud, including price manipulation, and the possibility of losses to the Fund.

Reliance on Key Persons Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on Key Persons Risk
The Fund relies on the services of certain executive officers who have relevant knowledge of Real Asset Related Investments and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Focused Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focused Investment Risk
The Fund may, from time to time, invest, or have exposure to, a substantial portion of its assets in a particular asset type, industry, sector, geographic location or securities instrument. As a result, the Fund’s portfolio may be subject to greater risk and volatility than if investments had been made in a broader diversification of investments in terms of asset type, industry, sector, geographic location or securities instrument. To the extent that the Fund’s portfolio is focused in a property type, industry, sector, geographic location or securities instrument, the risk of any investment decision is increased.

Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Transactions Risk
The Fund and the Private Funds may invest in securities and utilize financial instruments, such as forward contracts, in an effort to protect against possible changes in the market value of portfolio positions resulting from fluctuations in the securities or other markets and changes in interest rates and hedge the interest rate or currency exchange rate on any liabilities or assets.
Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus moderating the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for the Fund or a Private Fund to hedge against an exchange rate, interest rate or price fluctuation that is so generally anticipated that the Fund or a Private Fund is not able to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations.
The Fund and the Private Funds are not required to attempt to hedge portfolio positions and, for various reasons, may determine not to do so. Furthermore, the Fund and the Private Funds may not anticipate a particular risk so as to hedge against it. To the extent that hedging transactions are effected, their success is dependent on the Fund or a Private Fund’s ability to predict correctly movements in the direction of currency, interest rates, or other factors. Therefore, while the Fund or a Private Fund may attempt to hedge against undesirable exposure, unanticipated changes in the markets and investments or debt being hedged, or the nonoccurrence of events being hedged against, this may result in poorer overall performance than if the Fund or a Private Fund had not engaged in any such hedge. Certain hedging transactions, such as forward contracts and other derivatives, expose the Fund to counterparty risk (i.e. the risk that the Fund’s counterparties will become insolvent or otherwise default in their obligations to the Fund) and liquidity risk which can result in losses for the Fund. In addition, the degree of correlation between the performance of the instruments used in a hedging strategy and the performance of the portfolio positions being hedged is unpredictable. Moreover, for a variety of reasons, the Fund or the Private Funds may not seek to establish a perfect correlation between such hedging instruments and the portfolio considerations being hedged. Such imperfect correlation may prevent the Fund or the Private Funds from achieving the intended hedge or expose the Fund to additional risk of loss. The Fund will not sell securities short and may not write uncovered options. All public securities strategies may only use long-only investment strategies, and will be restricted from selling securities short and writing uncovered options.

Fund Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fund Capitalization Risk
There is a risk that the Fund may not continue to raise capital sufficient to maintain profitability and meet its investment objective. An inability to continue to raise capital may adversely affect the Fund’s diversification, financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements and tax diversification requirements.

Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Diversification Risk
The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests.

Investment Company and ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Company and ETF Risk
The Fund invests in shares of investment companies (including ETFs and money market funds), which invest in a wide range of instruments. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. In addition, the Fund faces the risk that its trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.
The Adviser may serve as investment adviser to an investment company in which the Fund may invest, leading to potential conflicts of interest. For example, investment by the Fund in the investment company may be beneficial to the Adviser in the management of the investment company by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Adviser may have an incentive to allocate the Fund's assets to an affiliated investment company sponsored or managed by the Adviser in lieu of allocating assets to the Sub-Adviser, or may have an incentive to invest in an affiliated investment company instead of a third party investment company or a Private Fund, which is sponsored by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in an investment company sponsored or managed by the Adviser.

Reference Benchmark Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reference Benchmark Risk
The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party are tied to interest rates and other types of rates and indices which may be classed as “benchmarks.” Such rates have been the subject of ongoing national and international regulatory reform, including the global transition away from the LIBOR to alternative reference rates such as SOFR. SOFR is an index rate calculated based on short-term repurchase agreements backed by U.S. Treasury Instruments. While LIBOR was an unsecured rate, SOFR is a secured rate. There can be no assurance that SOFR will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, monetary policy, bank credit risk, market volatility or global or regional economic, financial, political, regulatory, judicial or other events. There can be no assurance that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of the Fund. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked floating rate instruments and the trading prices of such instruments. Additionally, daily changes in SOFR have, on occasion, been more volatile than daily changes in other benchmark or market rates. Although occasional, increased daily volatility in SOFR would not necessarily lead to more volatile interest payments, the return on and value of SOFR-linked floating rate instruments may fluctuate more than floating rate instruments that are linked to less volatile rates.
In addition, certain benchmarks have been the subject of regulatory reform under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
The Fund is susceptible to operational and information security risks relating to technologies such as the Internet. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of the Fund to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The widespread use of work-from-home arrangements and the increasing use of virtual meeting and other technologies in workplaces following the COVID-19 pandemic and the rapid development and increasingly widespread use of AI Technologies, may increase cybersecurity risk.
Similar adverse consequences could result from cyber incidents affecting the Fund investments, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, banks, brokers, dealers, insurance companies and other financial institutions. In addition, substantial costs may be incurred in order to prevent cyber incidents in the future. While the Fund’s service providers, including the Adviser, may have established business continuity plans in the event of, and risk management policies and procedures and systems to prevent, such cyber incidents, there are inherent limitations in such plans, procedures and systems including the possibility that certain risks have not been identified. Furthermore, the Fund and the Adviser cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund and its shareholders. The Fund could be negatively impacted as a result.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders or adversely affect the real value of investments in the Funds. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). In recent years, the U.S. Federal Reserve and other central banks have raised interest rates from historically low levels, resulting in rising interest rates across the financial system. These central banks may continue to increase interest rates or, alternatively, decrease them as inflationary and market conditions change. Interest rate increases may result in a decline in the value of the fixed income or other investments held by the Fund that move inversely to interest rates. A decline in the value of such investments would result in a decline in the Fund’s NAV. Additionally, further changes in interest rates could result in additional volatility and could cause Fund shareholders to tender their Shares for repurchase at its regularly scheduled repurchase intervals. The Fund may need to liquidate portfolio investments at disadvantageous prices in order to meet such repurchases. Further increases in interest rates could also cause dealers in fixed income securities to reduce their market making activity, thereby reducing liquidity in these markets. To the extent the Fund holds fixed income securities or other securities that behave similarly to fixed income securities, the longer the maturity dates are for such securities will result in a higher likelihood of a decrease in value during periods of rising interest rates.

Shares Of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
The Fund is authorized to issue an unlimited number of Shares of beneficial interest. The Board is authorized to increase or decrease the number of Shares the Fund is authorized to issue. Each Share has one vote at all meetings of shareholders and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
All Shares have equal rights as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Shareholders are not liable for further calls or assessments. The Fund will send periodic reports (including financial statements) to all shareholders. The Fund does not intend to hold annual meetings of shareholders. Shares are not available in certificated form. Any transfer of Shares will be void if made to an account held through a broker, dealer or other Intermediary that has not entered into an agreement for the provision of shareholder services to the Fund. In addition, in the event of any transfer that violates the foregoing transfer restrictions, such as pursuant to testate or intestate succession, the Fund will have the right (but not the obligation) to repurchase any such improperly transferred Shares at their then current NAV. This repurchase right is in addition to any other remedy that the Fund may have, including, when consistent with applicable law, refusing to recognize any such transfer. With very limited exceptions, including the ability of a shareholder to transfer or resell Shares pursuant to the terms of the LLC Agreement, Shares are not transferable and liquidity will be provided principally through limited Repurchase Offers. See “Risk Factors – Interval Fund Risk” and “– Liquidity Risk.”
In general, any action requiring a vote of the holders of the Shares of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding Shares. Any change in the Fund’s fundamental policies may also be authorized by the vote of the holders of two-thirds of the Shares present at a shareholders’ meeting if the holders of a majority of the outstanding Shares are present or represented by proxy.
All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder affirmatively elects not to reinvest in Shares. Shareholders may elect initially not to reinvest by indicating that choice in writing to the Fund’s transfer agent. Thereafter, shareholders are free to change their election by contacting the Fund’s transfer agent (or, alternatively, by contacting the selling agent that sold such shareholder its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for Shares received by reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, shareholders are entitled to share ratably in all the remaining assets of the Fund.
The following table shows Shares of the Fund that were authorized and outstanding as of June 30, 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of beneficial interest	Unlimited	0	23,121,864.542

As a continuously offered closed-end fund, it is anticipated that the Fund will offer additional Shares subject to future registration statements. In deciding whether to make these sales, the Fund will take into account all factors it considers relevant, including market conditions and the cash available to it for investment.

Security Title [Text Block]	Shares of beneficial interest
Security Dividends [Text Block]	All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder affirmatively elects not to reinvest in Shares.
Security Voting Rights [Text Block]
In general, any action requiring a vote of the holders of the Shares of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding Shares. Any change in the Fund’s fundamental policies may also be authorized by the vote of the holders of two-thirds of the Shares present at a shareholders’ meeting if the holders of a majority of the outstanding Shares are present or represented by proxy.

Security Liquidation Rights [Text Block]	With very limited exceptions, including the ability of a shareholder to transfer or resell Shares pursuant to the terms of the LLC Agreement, Shares are not transferable and liquidity will be provided principally through limited Repurchase Offers.
Outstanding Securities [Table Text Block]

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of beneficial interest	Unlimited	0	23,121,864.542

Outstanding Security, Title [Text Block]	Shares of beneficial interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	23,121,864.542

[1]	The Shares are not subject to a Sales Load.
[2]	Total Annual Fund Operating Expenses represent the Fund’s expenses estimated based on the Fund’s net assets as of March 31, 2025. The Fund’s Total Annual Fund Operating Expenses do not include the indirect costs of the underlying Other Private Funds, as discussed further in footnote 6 below.
[3]	The Investment Management Fee is paid to the Adviser at an annual rate of 1.15% of NAV, which accrues daily on the basis of the Fund’s net assets. The Investment Management Fee will reduce the NAV of the Fund and is payable in arrears on a quarterly basis. See “Management of the Fund – Adviser and Investment Management Fee.” To the extent the Fund utilizes a Subsidiary or the Sub-REIT, the Adviser contractually agrees to (i) reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees it receives from a Subsidiary and (ii) to waive any management fees payable by the Sub-REIT. As such, for the collective net assets of the Fund and the Subsidiaries and the Sub-REIT, the total Investment Management Fee is calculated at a rate of 1.15%. Each of these waivers will continue for so long as the Investment Management Agreement is in effect and may be terminated only upon approval by the Directors of the Fund, including a majority of the Independent Directors. The Adviser will pay the Sub-Adviser from its Investment Management Fee. Pursuant to the sub-advisory agreement, Brookfield is paid a management fee by the Adviser that is assessed on a sliding scale from 0.60% down to 0.45% based on the average daily NAV of the Fund assets that Brookfield manages.
[4]	Assumes interest expense accrued at the estimated rate of 5.5% on the estimated average borrowed funds used to employ leverage for the current fiscal year. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates. The Fund’s interest expense, and therefore its borrowing costs, will increase in a rising interest rate environment.
[5]	Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund as a result of investment in shares of investment companies (including short-term cash sweep vehicles) and certain Private Funds. Although the Private Funds are not investment companies registered pursuant to the Investment Company Act, some of the fund structures may be 3(c)(1)/3(c)(7) Funds (which, for the avoidance of doubt, but for Section 3(c)(1) or 3(c)(7) would meet the definition of investment company under the Investment Company Act and not qualify for any other exemption) while many others are Other Private Funds that would not be investment companies for reasons other than the exemptions in Sections 3(c)(1) and 3(c)(7). AFFE includes certain of the fees and expenses, such as management fees (including performance fees, where applicable), audit, and legal expenses (“Operating Costs”), incurred indirectly by the Fund through its investments in 3(c)(1)/3(c)(7) Funds (based on information provided by the managers of such 3(c)(1)/3(c)(7) Funds), but excludes the Operating Costs incurred by the Fund through its investments in Other Private Funds. The contractual management fee rates associated with the 3(c)(1)/3(c)(7) Funds currently range from approximately 0.50% to 1.10% per annum of the average NAV of the Fund’s investment in each 3(c)(1)/3(c)(7) Fund. The typical performance fees paid to 3(c)(1)/3(c)(7) Funds’ managers or their affiliates currently range from 10% to 20% of any such 3(c)(1)/3(c)(7) Fund’s realized and, in certain cases, unrealized annual returns that are in excess of a minimum annual return ranging from 5% to 8% provided to the investors of such 3(c)(1)/3(c)(7) Funds before the manager might share in any returns. Because these fees are based on the performance of 3(c)(1)/3(c)(7) Funds, which may fluctuate over time, future AFFE may be substantially higher or lower. The calculation of AFFE is based on the Fund’s net assets of approximately $2.6 billion as of March 31, 2025 and assumes investments in 3(c)(1)/3(c)(7) Funds of approximately 10% of the Fund’s net assets, which is the Fund’s actual March 31, 2025 allocation. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2025, approximately 72% of the Fund’s net assets were invested in Other Private Funds. If the estimated Operating Costs of such Other Private Funds (which equal approximately 1.00% of the Fund’s net assets) were included in AFFE, the Fund’s Total Annual Fund Operating Expenses would equal 2.87%.

[6]	“Other Expenses” are estimated based on the Fund’s net assets as of March 31, 2025. Such estimated expenses of the Fund, including, among other things, fees and other expenses that the Fund will bear directly, the Fund’s ongoing offering costs, certain fees and expenses of the VCRRX Subsidiary, and fees and expenses of certain of the Fund’s service providers, will vary. “Other Expenses” excludes operating costs of the Sub-REIT which, as of March 31, 2025, were approximately 0.04% of the Fund’s net assets. The Fund’s annual expense ratio will increase if the Fund’s asset level decreases. Given the variability in the Fund’s Other Expenses, the Fund’s Total Annual Fund Operating Expenses may increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown. See “Management of the Fund – Other Expenses of the Fund.”
[7]	The Total Annual Fund Operating Expenses provides a summary of all the direct fees and expenses of the Fund, as well as the indirect Operating Costs of the 3(c)(1)/3(c)(7) Funds, but excluding the Operating Costs of the Other Private Funds. See footnote 6.
[8]	Pursuant to a Fee Waiver Agreement, the Adviser has contractually agreed reduce the Investment Management Fee paid by the Fund in an amount equal to any management fees the Adviser receives from any investment companies advised by the Adviser in which the Fund invests.